UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2214

                             Columbia Funds Trust I
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                One Financial Center, Boston, Massachusetts 02111
        ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
        ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-772-3698

Date of fiscal year end:            10/31/05
                             ------------------------

Date of reporting period:           04/30/05
                             ------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



  COLUMBIA TAX-MANAGED FUNDS

       Semiannual Report
        April 30, 2005

[PHOTO OF MAN & WOMAN LAUGHING]

PRESIDENT'S MESSAGE ____________________________________________________________
                                                      Columbia Tax-Managed Funds
[Sidebar]

TABLE OF CONTENTS

Economic Update ............................................................   1
Columbia Tax-Managed Growth Fund ...........................................   2
Columbia Tax-Managed Growth Fund II ........................................   4
Columbia Tax-Managed Value Fund ............................................   8
Financial Statements .......................................................  12
  Investment Portfolio .....................................................  13
  Statements of Assets and Liabilities .....................................  20
  Statements of Operations .................................................  22
  Statements of Changes in Net Assets ......................................  23
  Notes to Financial Statements ............................................  25
  Financial Highlights .....................................................  32
Board Consideration and Approval of Investment Advisory and Sub-Advisory
 Agreements ................................................................  39
Columbia Funds .............................................................  42
Important Information About This Report ....................................  44

The views expressed in the President's Letter and Portfolio Commentary reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be constructed as a recommendation or investment advice.

---------------------------------
NOT FDIC         MAY LOSE VALUE
               ------------------
INSURED         NO BANK GUARANTEE
---------------------------------


DEAR SHAREHOLDER:

[Photo of Christopher Wilson]

In 2004, Columbia Funds became part of the Bank of America family, one of the largest, most respected financial institutions in the United States. As a direct result of this merger, a number of changes are in the works that we believe may offer significant benefits for our shareholders. Plans are underway to combine various Nations Funds and Columbia Funds together to form a single fund family that covers a wide range of markets, sectors and asset classes under the management of talented, seasoned investment professionals. As a result, some funds will be merged in order to eliminate redundancies and fund management teams willbe aligned to help maximize performance potential. You will receive more detailed information about these proposed mergers, and you will be asked to vote on certain fund changes that may affect you and your account. In this matter, your timely response will help us to implement the changes in 2005.

The increased efficiencies we expect from a more streamlined offering of funds may help us reduce fees charged to the funds, because larger funds often benefit from size and scale of operations. For example, significant savings for the combined complex may result from the consolidation of certain vendor agreements. In fact, we recently announced plans to consolidate the transfer agency of all of our funds and consolidate custodial services, each under a single vendor. We have also reduced management fees for many funds as part of our settlement agreement (See Note 7 in the Notes to Financial Statements) with the New York Attorney General.

As a result of these changes, we believe we will offer shareholders an even stronger lineup of investment options, with management expenses that continue to be competitive and fair. What will not change as we enter this next phase of consolidation is our commitment to the highest standards of performance and our dedication to superior service. Change for the better has another name: it's called improvement. It helps move us forward, and we believe that it represents progress for all our shareholders in their quest for long-term financial success. In the pages that follow, you'll find a discussion of the economic environment during the period followed by a detailed report from the fund's manager or managers on key factors that influenced performance. We hope that you will read the manager reports carefully and discuss any questions you might have with your financial advisor. As always, we thank you for choosing Columbia Funds. We appreciate your continued confidence. And, we look forward to helping you keep your long-term financial goals on target in the years to come.

Sincerely,


/s/ Christopher Wilson

Christopher Wilson
HEAD OF MUTUAL FUNDS, COLUMBIA MANAGEMENT

Christopher Wilson is Head of Mutual Funds for Columbia Management, responsible for the day-to-day delivery of mutual fund services to the firm's investors. With the exception of distribution, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. Chris serves as Columbia Management's liaison to the mutual fund boards of trustees. Chris joined Bank of America in August 2004.

ECONOMIC UPDATE ________________________________________________________________
                                                      Columbia Tax-Managed Funds
[Sidebar]

SUMMARY
FOR THE SIX-MONTH
PERIOD ENDED APRIL 30, 2005

o THE STOCK MARKET HELD ON TO SOME OF THE RETURNS ACHIEVED EARLY IN THE PERIOD EVEN THOUGH IT LOST MOMENTUM LATE IN THE PERIOD. THE S&P 500 Index RETURNED 3.28%. VALUE STOCKS DID BETTER, AS MEASURED BY THE RUSSELL 1000 VALUE INDEX.

                  [UP ARROW]                  [UP ARROW]

                 S&P 500 INDEX               RUSSELL INDEX
                    3.28%                        6.72%

o DESPITE RISING INTEREST RATES, BONDS DELIVERED MODEST GAINS. THE LEHMAN BROTHERS AGGREGATE BOND INDEX RETURNED 0.98%. AUTO INDUSTRY NEWS UNSETTLED THE HIGH-YIELD MARKET. THE MERRILL LYNCH US HIGH YIELD, CASH PAY INDEX WAS FLAT, WITH NO GAIN OR LOSS FOR THE PERIOD.

                  [UP ARROW]                  [UP ARROW]

              MERRILL LYNCH INDEX            LEHMAN INDEX
                     0.00%                      0.98%

The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization US stocks.

The Russell 1000 Value Index is an unmanaged index that tracks the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated, non-convertible investment-grade debt issues.

The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment grade corporate bonds.


During the six-month period that began November 1, 2004, and ended April 30, 2005, the US economy grew at a healthy pace as household and business spending expanded. Fourth quarter gross domestic product (GDP) growth was originally estimated at 3.1%. However, it was revised to 3.8% once it was discovered that the trade gap between the United States and its trading partners appeared to have been overstated. First quarter 2005 GDP growth was also estimated at 3.1%, and then revised to 3.5%, helping to confirm that the economy remained on a firm footing throughout the period.

Job growth dominated US economic news throughout the period as the pace of new job creation picked up and more than two million jobs were created in 2004. Both January and March 2005 job additions came in somewhat below expectations. However, the number of jobs created in April was significantly higher than expectations and that helped keep the labor markets on track. The earlier job figures put an end to the rise in consumer confidence readings. Yet, consumers overall remained significantly more optimistic about the prospects for the economy and about their own employment than they were a year ago.

STOCKS RALLIED, THEN LOST MOMENTUM

The stock market rallied in November and December of 2004, as uncertainty surrounding the US presidential election was resolved and energy prices appeared to stabilize. However, investors turned cautious early in 2005 at the possibility of higher interest rates, higher inflation and subdued corporate profit growth. The stock market held onto only modest gains for the six-month period. The S&P 500 Index returned 3.28%. Value stocks did better than growth stocks, as measured by the Russell 1000 Value Index, which gained 6.72% over the same period.

BOND RETURNS SLID LATE IN THE PERIOD

The US bond market delivered modest returns as yields generally edged higher until the last month of the period, when they moved lower. Bond yields and prices move in opposite directions. Unsettled by announcements of weak performance by both General Motors and Ford, investors anticipated a ratings downgrade and that expectation rippled through the high yield markets. 1 In this environment, the Lehman Brothers Aggregate Bond Index returned 0.98% for the period. Municipal bonds outperformed taxable bonds and Treasury bonds outperformed most corporate bonds. Gains achieved by high-yield bonds early in the period were offset by negative returns late in the period. As a result, the Merrill Lynch US High Yield, Cash Pay Index was flat, with no gain or loss for the period.

SHORT-TERM INTEREST RATES MOVED HIGHER

The Federal Reserve (the Fed) made good on its announced intentions to raise the federal funds rate, a key short-term rate, in an effort to balance economic growth against inflationary pressures. After four one-quarter percentage point increases during this reporting period, the fed funds rate stood at 2.75%. 2 Last year the Fed indicated that it would continue to raise short-term interest rates at a measured pace. However, in its March meeting, the Fed left the door open for more aggressive action by indicating that it would respond to economic changes as needed in order to control inflation.

1   On May 5, both GM and Ford bonds were downgraded to "junk" status.

2   On May 3, the federal funds rate was raised to 3.0%.

PERFORMANCE INFORMATION ________________________________________________________
                                                Columbia Tax-Managed Growth Fund

[Sidebar]

PERFORMANCE OF A $10,000 INVESTMENT
12/30/96 - 04/30/05 ($)

  SALES CHARGE     WITHOUT      WITH
---------------------------------------
  CLASS A          13,542       12,763
---------------------------------------
  CLASS B          12,718       12,718
---------------------------------------
  CLASS C          12,718       12,718
---------------------------------------
  CLASS E          13,452       12,847
---------------------------------------
  CLASS F          12,728       12,728
---------------------------------------
  CLASS Z          13,760         N/A

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

VALUE OF A $10,000 INVESTMENT 12/30/96 - 04/30/05

                                [MOUNTAIN CHART]

      CLASS A SHARES             CLASS A SHARES
      WITHOUT SALES                WITH SALES
          CHARGE                     CHARGE              S&P 500 INDEX
      --------------             --------------          -------------
12/1996   10000                       9425                   10000
           9960                       9387                    9827
          10386                       9789                   10441
          10227                       9639                   10523
           9672                       9116                   10090
           9959                       9387                   10693
          10723                      10107                   11344
          11239                      10593                   11852
          12131                      11434                   12795
          11595                      10928                   12079
          12349                      11639                   12741
          11943                      11256                   12315
          12221                      11518                   12885
          12389                      11677                   13107
          12627                      11901                   13252
          13500                      12724                   14208
          14086                      13276                   14935
          14076                      13267                   15086
          13728                      12939                   14827
          14036                      13229                   15429
          13926                      13125                   15265
          11674                      11003                   13058
          12429                      11714                   13895
          13281                      12517                   15025
          14204                      13387                   15935
          15048                      14183                   16853
          15227                      14351                   17557
          15029                      14165                   17011
          15743                      14838                   17692
          16080                      15155                   18376
          15732                      14828                   17943
          17002                      16024                   18939
          16575                      15622                   18348
          16456                      15510                   18258
          16148                      15220                   17757
          17051                      16071                   18882
          17240                      16249                   19265
          19275                      18166                   20400
          18342                      17287                   19375
          18510                      17446                   19009
          19532                      18409                   20868
          18720                      17643                   20240
          17827                      16802                   19825
          18709                      17633                   20315
          18670                      17596                   19998
          19900                      18756                   21240
          18907                      17820                   20118
          18232                      17184                   20034
          16130                      15203                   18455
          16319                      15380                   18546
          17459                      16456                   19204
          15366                      14482                   17453
          14166                      13351                   16346
          15187                      14314                   17616
          15128                      14258                   17734
          14821                      13969                   17303
          14673                      13829                   17134
          13681                      12894                   16061
          12183                      11482                   14763
          12580                      11857                   15045
          13642                      12857                   16199
          13691                      12904                   16342
          13354                      12586                   16103
          13136                      12381                   15793
          13672                      12886                   16386
          12829                      12091                   15393
          12749                      12016                   15280
          11608                      10941                   14192
          10825                      10202                   13086
          10913                      10286                   13171
           9892                       9323                   11739
          10785                      10165                   12773
          11460                      10801                   13525
          10666                      10053                   12731
          10527                       9922                   12397
          10478                       9875                   12211
          10617                      10007                   12330
          11520                      10857                   13346
          11986                      11297                   14049
          11877                      11194                   14229
          12205                      11503                   14479
          12522                      11802                   14762
          12254                      11550                   14605
          12988                      12242                   15432
          13117                      12363                   15568
          13673                      12887                   16383
          13902                      13102                   16685
          14060                      13252                   16917
          13901                      13102                   16661
          13573                      12793                   16400
          13732                      12942                   16625
          13880                      13082                   16947
          13215                      12455                   16386
          13165                      12408                   16452
          13205                      12445                   16629
          13314                      12548                   16884
          13760                      12968                   17568
          14296                      13473                   18165
          13948                      13145                   17722
          14166                      13351                   18094
          13858                      13061                   17773
04/2005   13542                      12763                   17432

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Standard & Poor's (S&P) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index performance is from December 30, 1996.

AVERAGE ANNUAL TOTAL RETURNS AS OF 04/30/05 (%)


  SHARE CLASS                    A                   B                   C                  E                   F             Z
-----------------------------------------------------------------------------------------------------------------------------------
  INCEPTION                  12/30/96            12/30/96            12/30/96           12/30/96            12/30/96       01/11/99
-----------------------------------------------------------------------------------------------------------------------------------
  SALES CHARGE           WITHOUT      WITH   WITHOUT      WITH   WITHOUT      WITH  WITHOUT      WITH   WITHOUT      WITH  WITHOUT
-----------------------------------------------------------------------------------------------------------------------------------
  6-MONTH (CUMULATIVE)     1.71      -4.13     1.34      -3.66     1.34       0.34    1.65      -2.93     1.26      -3.74    1.84
-----------------------------------------------------------------------------------------------------------------------------------
  1-YEAR                  -0.22      -5.96    -1.00      -5.95    -0.93      -1.92   -0.37      -4.85    -1.00      -5.95    0.07
-----------------------------------------------------------------------------------------------------------------------------------
  5-YEAR                  -6.27      -7.37    -6.97      -7.35    -6.96      -6.96   -6.37      -7.22    -6.97      -7.34   -6.03
-----------------------------------------------------------------------------------------------------------------------------------
  LIFE                     3.71       2.97     2.93       2.93     2.93       2.93    3.62       3.05     2.94       2.94    3.91


AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/05 (%)


SHARE CLASS                      A                   B                   C                  E                   F              Z
-----------------------------------------------------------------------------------------------------------------------------------
SALES CHARGE             WITHOUT      WITH   WITHOUT      WITH   WITHOUT      WITH  WITHOUT      WITH   WITHOUT      WITH   WITHOUT
-----------------------------------------------------------------------------------------------------------------------------------
6-MONTH (CUMULATIVE)       4.96      -1.08     4.54      -0.46     4.54       3.54    4.99       0.27     4.62      -0.38    5.11
-----------------------------------------------------------------------------------------------------------------------------------
1-YEAR                    -0.29      -6.02    -1.06      -6.00    -1.06      -2.05   -0.36      -4.84    -1.05      -6.00    0.00
-----------------------------------------------------------------------------------------------------------------------------------
5-YEAR                    -6.63      -7.73    -7.33      -7.71    -7.33      -7.33   -6.73      -7.58    -7.31      -7.69   -6.39
-----------------------------------------------------------------------------------------------------------------------------------
LIFE                       4.04       3.29     3.25       3.25     3.25       3.25    3.95       3.38     3.27       3.27    4.23


THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 5.75% FOR CLASS A SHARES AND 4.50% FOR CLASS E SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B AND F SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER. ALL RESULTS SHOWN ASSUME REINVESTMENT OF DISTRIBUTIONS. CLASS Z SHARES ARE SOLD AT NET ASSET VALUE WITH NO RULE 12B-1 FEES. PERFORMANCE FOR DIFFERENT SHARE CLASSES WILL VARY BASED ON DIFFERENCES IN SALES CHARGES AND FEES ASSOCIATED WITH EACH CLASS.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Class Z share performance information includes returns for the fund's class A shares (as its expense structure more closely resembles that of the newer class) for periods prior to the inception of the newer class of shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A and class Z shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the class Z shares would have been higher.

UNDERSTANDING YOUR EXPENSES ____________________________________________________
                                                Columbia Tax-Managed Growth Fund
[Sidebar]

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

o FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM COLUMBIA FUNDS SERVICES, INC., YOUR ACCOUNT BALANCE IS AVAILABLE ONLINE AT
    WWW.COLUMBIAFUNDS.COM OR BY CALLING SHAREHOLDER SERVICES AT 800.345.6611

o FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM THEIR BROKERAGE FIRM, CONTACT YOUR BROKERAGE FIRM TO OBTAIN YOUR ACCOUNT BALANCE

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6

2. IN THE SECTION OF THE TABLE BELOW TITLED "EXPENSES PAID DURING THE PERIOD," LOCATE THE AMOUNT FOR YOUR SHARE CLASS. YOU WILL FIND THIS NUMBER IN THE COLUMN LABELED "ACTUAL." MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD


As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

11/01/04 - 04/30/05


              ACCOUNT VALUE AT THE        ACCOUNT VALUE AT THE         EXPENSES PAID       FUND'S ANNUALIZED
           BEGINNING OF THE PERIOD ($)    END OF THE PERIOD ($)    DURING THE PERIOD ($)   EXPENSE RATIO (%)
-------------------------------------------------------------------------------------------------------------
            ACTUAL       HYPOTHETICAL     ACTUAL    HYPOTHETICAL    ACTUAL  HYPOTHETICAL
-------------------------------------------------------------------------------------------------------------
CLASS A    1,000.00       1,000.00       1,017.16     1,018.15       6.70       6.71             1.34
-------------------------------------------------------------------------------------------------------------
CLASS B    1,000.00       1,000.00       1,013.44     1,014.43      10.43      10.44             2.09
-------------------------------------------------------------------------------------------------------------
CLASS C    1,000.00       1,000.00       1,013.44     1,014.43      10.43      10.44             2.09
-------------------------------------------------------------------------------------------------------------
CLASS E    1,000.00       1,000.00       1,016.51     1,017.65       7.20       7.20             1.44
-------------------------------------------------------------------------------------------------------------
CLASS F    1,000.00       1,000.00       1,012.65     1,014.43      10.43      10.44             2.09
-------------------------------------------------------------------------------------------------------------
CLASS Z    1,000.00       1,000.00       1,018.35     1,019.39       5.45       5.46             1.09


Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

PERFORMANCE INFORMATION ________________________________________________________
                                             Columbia Tax-Managed Growth Fund II
[Sidebar]

PERFORMANCE OF A $10,000 INVESTMENT
03/07/00 - 04/30/05 ($)

  SALES CHARGE     WITHOUT      WITH
---------------------------------------
  CLASS A          7,192        6,779
---------------------------------------
  CLASS B          6,917        6,848
---------------------------------------
  CLASS C          6,900        6,900
---------------------------------------
  CLASS Z          7,275         N/A

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.



VALUE OF A $10,000 INVESTMENT 03/07/00 - 04/30/05

                                [MOUNTAIN CHART]

      CLASS A SHARES             CLASS A SHARES
      WITHOUT SALES                WITH SALES
          CHARGE                     CHARGE              S&P 500 INDEX
      --------------             --------------          -------------
03/2000   10000                      9425                    10000
          10450                      9849                    11061
           9859                      9292                    10728
           9442                      8899                    10508
           9866                      9299                    10768
           9883                      9315                    10600
          10492                      9889                    11258
          10017                      9441                    10664
           9625                      9072                    10619
           8516                      8027                     9782
           8666                      8168                     9830
           9266                      8733                    10179
           8091                      7626                     9251
           7499                      7068                     8664
           8075                      7610                     9337
           8008                      7547                     9400
           7832                      7382                     9171
           7732                      7287                     9082
           7207                      6793                     8513
           6457                      6086                     7825
           6599                      6219                     7975
           7224                      6808                     8586
           7307                      6887                     8662
           7065                      6659                     8535
           6990                      6588                     8371
           7307                      6887                     8685
           6865                      6471                     8159
           6824                      6431                     8099
           6257                      5897                     7522
           5832                      5497                     6936
           5849                      5513                     6981
           5308                      5002                     6222
           5783                      5450                     6770
           6141                      5788                     7169
           5700                      5372                     6748
           5649                      5325                     6571
           5608                      5285                     6472
           5691                      5364                     6535
           6158                      5804                     7074
           6399                      6031                     7447
           6341                      5976                     7542
           6516                      6141                     7675
           6691                      6307                     7824
           6550                      6173                     7741
           6941                      6542                     8179
           6999                      6597                     8251
           7300                      6880                     8684
           7425                      6998                     8844
           7508                      7076                     8967
           7416                      6990                     8831
           7241                      6825                     8693
           7333                      6911                     8812
           7408                      6982                     8983
           7049                      6644                     8685
           7016                      6613                     8720
           7033                      6629                     8814
           7083                      6677                     8949
           7325                      6905                     9311
           7599                      7164                     9628
           7416                      6991                     9393
           7532                      7101                     9590
           7366                      6944                     9421
04/2005    7192                      6779                     9241

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Standard & Poor's (S&P) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index performance is from March 7, 2000.

AVERAGE ANNUAL TOTAL RETURNS AS OF 04/30/05 (%)


SHARE CLASS                            A                  B                  C               Z
---------------------------------------------------------------------------------------------------
INCEPTION                          03/07/00           03/07/00           03/07/00         03/07/00
---------------------------------------------------------------------------------------------------
SALES CHARGE                    WITHOUT    WITH    WITHOUT    WITH    WITHOUT    WITH     WITHOUT
---------------------------------------------------------------------------------------------------
6-MONTH (CUMULATIVE)              1.53    -4.32      1.10    -3.90      1.10     0.10        1.63
---------------------------------------------------------------------------------------------------
1-YEAR                           -0.69    -6.40     -1.43    -6.35     -1.43    -2.41       -0.46
---------------------------------------------------------------------------------------------------
5-YEAR                           -6.11    -7.22     -6.84    -7.22     -6.87    -6.87       -5.91
---------------------------------------------------------------------------------------------------
LIFE                             -6.20    -7.27     -6.91    -7.09     -6.95    -6.95       -5.99


AVERAGE ANNUAL TOTAL RETURN AS OF 03/31/05 (%)


SHARE CLASS                            A                  B                  C               Z
--------------------------------------------------------------------------------------------------
SALES CHARGE                    WITHOUT    WITH    WITHOUT    WITH    WITHOUT    WITH     WITHOUT
--------------------------------------------------------------------------------------------------
6-MONTH (CUMULATIVE)              4.74    -1.23      4.42    -0.58      4.43     3.43        4.81
--------------------------------------------------------------------------------------------------
1-YEAR                           -0.67    -6.36     -1.39    -6.32     -1.39    -2.38       -0.45
--------------------------------------------------------------------------------------------------
5-YEAR                           -6.75    -7.86     -7.46    -7.83     -7.49    -7.49       -6.54
--------------------------------------------------------------------------------------------------
LIFE                             -5.85    -6.95     -6.56    -6.74     -6.60    -6.60       -5.65


THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 5.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.

ALL RESULTS SHOWN ASSUME REINVESTMENT OF DISTRIBUTIONS. CLASS Z SHARES ARE SOLD AT NET ASSET VALUE WITH NO RULE 12B-1 FEES. PERFORMANCE FOR DIFFERENT SHARE CLASSES WILL VARY BASED ON DIFFERENCES IN SALES CHARGES AND FEES ASSOCIATED WITH EACH CLASS.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

UNDERSTANDING YOUR EXPENSES ____________________________________________________
                                             Columbia Tax-Managed Growth Fund II
[Sidebar]

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

o FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM COLUMBIA FUNDS SERVICES, INC., YOUR ACCOUNT BALANCE IS AVAILABLE ONLINE AT
    WWW.COLUMBIAFUNDS.COM OR BY CALLING SHAREHOLDER SERVICES AT 800.345.6611

o FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM THEIR BROKERAGE FIRM, CONTACT YOUR BROKERAGE FIRM TO OBTAIN YOUR ACCOUNT BALANCE

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6

2. IN THE SECTION OF THE TABLE BELOW TITLED "EXPENSES PAID DURING THE PERIOD," LOCATE THE AMOUNT FOR YOUR SHARE CLASS. YOU WILL FIND THIS NUMBER IN THE COLUMN LABELED "ACTUAL." MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD


As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

11/01/04 - 04/30/05


              ACCOUNT VALUE AT THE       ACCOUNT VALUE AT THE        EXPENSES PAID      FUND'S ANNUALIZED
           BEGINNING OF THE PERIOD ($)   END OF THE PERIOD ($)   DURING THE PERIOD ($)  EXPENSE RATIO (%)
---------------------------------------------------------------------------------------------------------
            ACTUAL      HYPOTHETICAL      ACTUAL   HYPOTHETICAL  ACTUAL  HYPOTHETICAL
---------------------------------------------------------------------------------------------------------
CLASS A    1,000.00       1,000.00       1,015.27    1,017.36     7.50       7.50             1.50
---------------------------------------------------------------------------------------------------------
CLASS B    1,000.00       1,000.00       1,010.96    1,013.64    11.22      11.23             2.25
---------------------------------------------------------------------------------------------------------
CLASS C    1,000.00       1,000.00       1,011.01    1,013.64    11.22      11.23             2.25
---------------------------------------------------------------------------------------------------------
CLASS Z    1,000.00       1,000.00       1,016.31    1,018.60     6.25       6.26             1.25


Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

PORTFOLIO MANAGER'S REPORT _____________________________________________________
                                               Columbia Tax-Managed Growth Funds

[Sidebar]

SUMMARY

o FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005, THE CLASS A SHARES OF COLUMBIA TAX-MANAGED GROWTH FUND AND COLUMBIA TAX-MANAGED GROWTH FUND II RETURNED 1.71% AND 1.53% WITHOUT SALES CHARGE, RESPECTIVELY.

o THE FUNDS' RETURNS WERE LOWER THAN THE RETURN OF THEIR BENCHMARK, THE S&P 500 INDEX. THEY WERE HIGHER THAN THE AVERAGE RETURN OF THEIR PEER GROUP, THE MORNINGSTAR LARGE CAP GROWTH CATEGORY.

o INVESTMENTS IN ENERGY, HEALTH CARE AND CONSUMER STAPLES WERE LEADING CONTRIBUTORS TO PERFORMANCE.

 COLUMBIA TAX-MANAGED GROWTH FUND

NET ASSET VALUE PER SHARE AS OF 04/30/05 ($)

CLASS A                      13.65
----------------------------------
CLASS B                      12.82
----------------------------------
CLASS C                      12.82
----------------------------------
CLASS E                      13.56
----------------------------------
CLASS F                     12.83
----------------------------------
Class Z                      13.87

 COLUMBIA TAX-MANAGED GROWTH FUND II

NET ASSET VALUE PER SHARE AS OF 04/30/05 ($)

CLASS A                       8.63
----------------------------------
CLASS B                       8.30
----------------------------------
CLASS C                       8.28
----------------------------------
CLASS Z                       8.73

     TAX-MANAGED GROWTH FUND

TOP 5 SECTORS AS OF 04/30/05 (%)

HEALTH CARE                   18.7
----------------------------------
FINANCIALS                    17.8
----------------------------------
INFORMATION TECHNOLOGY        17.7
----------------------------------
INDUSTRIALS                   12.3
----------------------------------
CONSUMER STAPLES              10.4

    TAX-MANAGED GROWTH FUND II

TOP 5 SECTORS AS OF 04/30/05 (%)

HEALTH CARE                   19.1
----------------------------------
INFORMATION TECHNOLOGY        17.6
----------------------------------
FINANCIALS                    16.7
----------------------------------
INDUSTRIALS                   12.4
----------------------------------
CONSUMER STAPLES              10.9

Sector breakdowns are calculated as a percentage of net assets.

For the six-month period ended April 30, 2005, Columbia Tax-Managed Growth Fund class A shares returned 1.71% without sales charge. Columbia Tax-Managed Growth Fund II class A shares returned 1.53% without sales charge. The funds trailed their benchmark, the S&P 500 Index, which returned 3.28% for the period. However, the funds' returns exceeded the average of their peer group, the Morningstar Large Cap Growth Category, which was 0.94%. 1 We believe the funds outperformed their peer group because of their greater emphasis on the energy and industrial sectors, which performed well, while individual stock selection was the principal reason the funds fell behind their benchmark.

STRONGEST GAINS FROM ENERGY, HEALTH CARE AND CONSUMER STAPLES

After staging a strong rally in the final months of 2004, stock prices weakened early in 2005 as a result of investor concern that higher energy prices and rising interest rates would slow economic growth. In this environment, value stocks, particularly in the energy sector, continued to outpace traditional growth stocks.

As a result of the surge in oil and gas prices, energy was the stock market's strongest sector during the period. The funds' emphasis on energy stocks boosted performance relative to their peer group. However, stock selection caused the funds' performance to trail the index.

The health care sector was also a standout performer for the funds. Good stock selection within the sector aided returns, led by particularly good performances from pharmacy benefit managers Express Scripts and Caremark Rx, and from Teva Pharmaceutical, a leading manufacturer of generic drugs. Strong results from these stocks more than offset price weakness in Kinetic Concepts, a recent addition to the funds. Kinetic Concepts is an emerging medical device company that has a proprietary closure technology for the treatment of severe wounds. Although the stock declined during the period, we remain optimistic about the company's business prospects and took advantage of the stock price decline to add to the funds' positions.

Investors were attracted to consumer staples stocks in reaction to their concerns about an economic slowdown. Pharmacy chain Walgreen was the funds' strongest performer in the sector. However, Wal-Mart Stores, the world's largest retailer, continued to disappoint despite the company's strong earnings growth. With expectations of continued moderate economic growth, we raised the funds' exposure to the sector with our recent purchase of Sysco, the nation's leading food service distributor.

CONSUMER DISCRETIONARY AND TECHNOLOGY STOCKS DISAPPOINTED

Consumer discretionary and technology stocks were the weakest-performing sectors during the period. Fears of a slowdown in consumer spending contributed to the weakness among consumer discretionary stocks. The funds' exposure to the sector was lower than their

1 (c)2005 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

    Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

________________________________________________________________________________
                                               Columbia Tax-Managed Growth Funds

[Sidebar]

 COLUMBIA TAX-MANAGED GROWTH FUND

TOP 10 HOLDINGS AS OF 04/30/05 (%)

GENERAL ELECTRIC               4.3
----------------------------------
EXXON MOBIL                    3.8
----------------------------------
BANK OF AMERICA                3.5
----------------------------------
WAL-MART STORES                2.8
----------------------------------
MICROSOFT                      2.8
----------------------------------
DELL                           2.7
----------------------------------
APACHE                         2.7
----------------------------------
KINETIC CONCEPTS               2.6
----------------------------------
MERRILL LYNCH                  2.5
----------------------------------
UNIVISION COMMUNICATIONS       2.4

COLUMBIA TAX-MANAGED GROWTH FUND II

TOP 10 HOLDINGS AS OF 04/30/05 (%)

GENERAL ELECTRIC               4.3
----------------------------------
EXXON MOBIL                    3.9
----------------------------------
WAL-MART STORES                3.0
----------------------------------
MICROSOFT                      2.8
----------------------------------
DELL                           2.7
----------------------------------
BANK OF AMERICA                2.6
----------------------------------
KINETIC CONCEPTS               2.6
----------------------------------
APACHE                         2.6
----------------------------------
MERRILL LYNCH                  2.6
----------------------------------
UNIVISION COMMUNICATIONS       2.5

                                  COLUMBIA     COLUMBIA
                                    TAX-         TAX-
HOLDINGS DISCUSSED                MANAGED      MANAGED
IN THIS REPORT AS                  GROWTH       GROWTH
OF 04/30/05 (%)                     FUND       FUND II
-------------------------------------------------------
EXPRESS SCRIPTS                     1.8          1.9
-------------------------------------------------------
CAREMARK RX                         2.0          2.1
-------------------------------------------------------
TEVA PHARMACEUTICAL INDUSTRIES      2.1          2.0
-------------------------------------------------------
KINETIC CONCEPTS                    2.6          2.6
-------------------------------------------------------
WALGREEN                            2.0          2.0
-------------------------------------------------------
WAL-MART STORES                     2.8          3.0
-------------------------------------------------------
SYSCO                               2.0          2.1
-------------------------------------------------------
UNIVISION COMMUNICATIONS            2.4          2.5
-------------------------------------------------------
EBAY                                0.8          0.8
-------------------------------------------------------
APPLE COMPUTER                      1.7          1.7
-------------------------------------------------------
ELECTRONIC ARTS                     1.4          1.5
-------------------------------------------------------
NETWORK APPLIANCE                   1.9          1.9

Your fund is actively managed and the composition of its portfolio will change over time. Information provided is calculated as a percentage of net assets.



benchmark, which aided performance. However, any benefit gained in this regard was offset by weak performance from selected stocks, including Univision Communications and online auctioneer eBay. We maintained positions in the stocks because we believe that growth prospects for both companies remain favorable.

The funds' exposure to technology stocks was higher than their benchmark, which hurt performance, but good stock selection within the sector boosted performance. The funds benefited from their positions in Apple Computer, Electronic Arts and Network Appliance, which were particularly strong performers. The gains from these stocks more than offset the negative impact of Lexmark International, a leading maker of computer printers and related products. Its stock price declined on news of disappointing operating results. As a result, we eliminated the funds' positions.

POSITIVE OUTLOOK DESPITE CONCERNS

Rising interest rates and inflation remain causes for concern. However, we believe that the economy and corporate profits have the potential to continue to grow in 2005, although the pace of profit growth has slowed to a more sustainable rate. Against this favorable backdrop, we believe the funds could benefit if investors rotate back to the higher-quality growth stocks that make up their core holdings.

                    William M. Hughes is a senior equity analyst at Stein Roe Investment Counsel LLC, sub-advisor to the funds. Mr. Hughes is also a member of the investment management team for Columbia Tax-Managed Growth Fund and Columbia Tax-Managed Growth Fund II. No single individual has primary management responsibility over the funds' portfolio securities.

                    /s/ William M. Hughes


The Board of Trustees approved a proposal to reorganize Columbia Tax-Managed Growth Fund II into Columbia Tax-Managed Growth Fund, subject to shareholder approval. Shareholders are scheduled to vote on this reorganization in the third quarter of 2005. If approved, the reorganization is proposed to take place within a reasonable time thereafter.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investing in growth stocks incurs the possibility of losses because their prices are sensitive to changes in current or expected earnings.

Certain active tax-reduction techniques are used only if the funds' advisor believes they will help the funds achieve their investment goals. The funds expect to distribute taxable income and capital gains from time to time. Market conditions may limit the funds' ability to generate tax losses or to avoid dividend income. The ability to use certain tax-management techniques may be curtailed or eliminated in the future by tax legislation, regulations, administrative interpretations or court decisions.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PERFORMANCE INFORMATION ________________________________________________________
                                                 Columbia Tax-Managed Value Fund

[Sidebar]


PERFORMANCE OF A $10,000 INVESTMENT
06/01/99 - 04/30/05 ($)

SALES CHARGE     WITHOUT     WITH
----------------------------------
CLASS A          10,086      9,506
----------------------------------
CLASS B           9,685      9,588
----------------------------------
CLASS C           9,685      9,685
----------------------------------
CLASS Z          10,257       N/A

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

VALUE OF A $10,000 INVESTMENT 06/01/99 - 04/30/05

                                [MOUNTAIN CHART]

      CLASS A SHARES             CLASS A SHARES
      WITHOUT SALES                WITH SALES            RUSSELL 1000
          CHARGE                     CHARGE              VALUE INDEX
      --------------             --------------          ------------
06/1999   10000                      9425                   10000
          10200                      9614                   10349
           9733                      9173                   10046
           9358                      8820                    9673
           8641                      8144                    9335
           8866                      8356                    9873
           8799                      8294                    9796
           8749                      8246                    9843
           8357                      7877                    9522
           7741                      7295                    8815
           8624                      8128                    9890
           8774                      8269                    9776
           9215                      8685                    9878
           8724                      8222                    9427
           8607                      8112                    9545
           9090                      8567                   10075
           9124                      8599                   10168
           9507                      8960                   10418
           9440                      8897                   10032
           9982                      9408                   10534
           9940                      9369                   10574
           9906                      9337                   10280
           9565                      9015                    9917
           9698                      9140                   10403
           9881                      9313                   10637
           9614                      9061                   10401
           9864                      9297                   10379
           9814                      9249                    9963
           9447                      8903                    9262
           9497                      8951                    9182
           9863                      9296                    9716
           9938                      9367                    9945
           9722                      9163                    9868
           9596                      9044                    9884
          10088                      9507                   10352
           9655                      9100                    9996
           9621                      9068                   10046
           8530                      8039                    9470
           7822                      7372                    8589
           7897                      7443                    8654
           6780                      6391                    7692
           7405                      6979                    8262
           7997                      7537                    8783
           7630                      7192                    8401
           7347                      6925                    8198
           6923                      6525                    7979
           6898                      6501                    7993
           7414                      6988                    8696
           8014                      7553                    9258
           8198                      7726                    9374
           8156                      7687                    9513
           8289                      7812                    9662
           8122                      7655                    9567
           8414                      7930                   10152
           8497                      8008                   10291
           9087                      8564                   10924
           9213                      8683                   11117
           9456                      8913                   11355
           9415                      8873                   11255
           9179                      8651                   10980
           9179                      8651                   11092
           9423                      8881                   11354
           9246                      8715                   11194
           9347                      8810                   11353
           9482                      8936                   11529
           9574                      9023                   11720
           9968                      9395                   12313
          10243                      9654                   12726
          10065                      9486                   12499
          10387                      9790                   12913
          10226                      9638                   12736
04/2005   10086                      9506                   12507

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index performance is from June 1, 1999.

AVERAGE ANNUAL TOTAL RETURN AS OF 04/30/05 (%)


SHARE CLASS                     A                  B                  C               Z
-------------------------------------------------------------------------------------------
INCEPTION                06/01/99           06/01/99           06/01/99            06/01/99
-------------------------------------------------------------------------------------------
SALES CHARGE             WITHOUT    WITH    WITHOUT    WITH    WITHOUT    WITH     WITHOUT
-------------------------------------------------------------------------------------------
6-MONTH (CUMULATIVE)        5.32   -0.74       4.96   -0.04       4.96    3.96        5.54
-------------------------------------------------------------------------------------------
1-YEAR                      9.85    3.53       9.10    4.10       9.10    8.10       10.23
-------------------------------------------------------------------------------------------
5-YEAR                      2.82    1.61       2.11    1.74       2.13    2.13        3.19
-------------------------------------------------------------------------------------------
LIFE                        0.15   -0.85      -0.54   -0.71      -0.54   -0.54        0.43


AVERAGE ANNUAL TOTAL RETURN AS OF 03/31/05 (%)


SHARE CLASS                     A                  B                  C               Z
-------------------------------------------------------------------------------------------
SALES CHARGE              WITHOUT   WITH    WITHOUT    WITH    WITHOUT    WITH     WITHOUT
-------------------------------------------------------------------------------------------
6-MONTH (CUMULATIVE)      7.86      1.66       7.47    2.47       7.47    6.47       8.07
-------------------------------------------------------------------------------------------
1-YEAR                    8.63      2.39       7.87    2.87       7.87    6.87       9.02
-------------------------------------------------------------------------------------------
5-YEAR                    3.47      2.25       2.76    2.40       2.76    2.76       3.84
-------------------------------------------------------------------------------------------
LIFE                      0.39     -0.62      -0.30   -0.47      -0.30   -0.30       0.68


THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 5.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.

ALL RESULTS SHOWN ASSUME REINVESTMENT OF DISTRIBUTIONS. CLASS Z SHARES ARE SOLD AT NET ASSET VALUE WITH NO RULE 12B-1 FEES. PERFORMANCE FOR DIFFERENT SHARE CLASSES WILL VARY BASED ON DIFFERENCES IN SALES CHARGES AND FEES ASSOCIATED WITH EACH CLASS.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

UNDERSTANDING YOUR EXPENSES ____________________________________________________
                                                 Columbia Tax-Managed Value Fund

[Sidebar]

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

o FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM COLUMBIA FUNDS SERVICES, INC., YOUR ACCOUNT BALANCE IS AVAILABLE ONLINE AT
    WWW.COLUMBIAFUNDS.COM OR BY CALLING SHAREHOLDER SERVICES AT 800.345.6611

o FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM THEIR BROKERAGE FIRM, CONTACT YOUR BROKERAGE FIRM TO OBTAIN YOUR ACCOUNT BALANCE

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6

2. IN THE SECTION OF THE TABLE BELOW TITLED "EXPENSES PAID DURING THE PERIOD," LOCATE THE AMOUNT FOR YOUR SHARE CLASS. YOU WILL FIND THIS NUMBER IN THE COLUMN LABELED "ACTUAL." MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

11/01/04 - 04/30/05


            ACCOUNT VALUE AT THE        ACCOUNT VALUE AT THE       EXPENSES PAID      FUND'S ANNUALIZED
         BEGINNING OF THE PERIOD ($)   END OF THE PERIOD ($)   DURING THE PERIOD ($)  EXPENSE RATIO (%)
-------------------------------------------------------------------------------------------------------
            ACTUAL    HYPOTHETICAL      ACTUAL   HYPOTHETICAL  ACTUAL   HYPOTHETICAL
-------------------------------------------------------------------------------------------------------
CLASS A    1,000.00     1,000.00       1,053.16    1,017.36     7.64        7.50            1.50
-------------------------------------------------------------------------------------------------------
CLASS B    1,000.00     1,000.00       1,049.64    1,013.88    11.18       10.99            2.20
-------------------------------------------------------------------------------------------------------
CLASS C    1,000.00     1,000.00       1,049.64    1,013.88    11.18       10.99            2.20
-------------------------------------------------------------------------------------------------------
CLASS Z    1,000.00     1,000.00       1,055.44    1,018.84     6.12        6.01            1.20


Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

PORTFOLIO MANAGERS' REPORT _____________________________________________________
                                                 Columbia Tax-Managed Value Fund
[Sidebar]

SUMMARY

o FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005, THE FUND'S CLASS A SHARES RETURNED 5.32% WITHOUT SALES CHARGE.

o THE FUND'S RETURN WAS LOWER THAN THE RETURN OF ITS BENCHMARK, THE RUSSELL 1000 VALUE INDEX. HOWEVER, IT WAS HIGHER THAN THE AVERAGE OF ITS PEER GROUP, THE MORNINGSTAR LARGE VALUE CATEGORY.

o STOCK SELECTION WITHIN THE TECHNOLOGY AND TELECOMMUNICATIONS SECTORS ACCOUNTED FOR THE FUND'S PERFORMANCE SHORTFALL AGAINST ITS BENCHMARK, WHILE WE BELIEVE THAT INDUSTRY ALLOCATIONS GAVE THE FUND A PERFORMANCE EDGE AGAINST ITS PEER GROUP. IN PARTICULAR, THE FUND'S ENERGY AND UTILITY POSITIONS AIDED PERFORMANCE.

                  [UP ARROW]                       [UP ARROW]

                                                  RUSSELL 1000
                 CLASS A SHARES                   VALUE INDEX
                 --------------                  -------------
                     5.32%                           6.72%

                                    OBJECTIVE

                             Seeks long-term capital
                              growth while reducing
                          shareholder exposure to taxes

                                TOTAL NET ASSETS
                                 $ 70.1 million

NET ASSET VALUE PER SHARE
AS OF 04/30/05 ($)

CLASS A                      11.90
----------------------------------
CLASS B                      11.59
----------------------------------
CLASS C                      11.59
----------------------------------
CLASS Z                      12.03

DISTRIBUTIONS DECLARED PER SHARE
11/01/04 - 04/30/05 ($)

CLASS A                       0.11
----------------------------------
CLASS B                       0.03
----------------------------------
CLASS C                       0.03
----------------------------------
CLASS Z                       0.14


For the six-month period ended April 30, 2005, Columbia Tax-Managed Value Fund class A shares returned 5.32% without sales charge. The fund's return was less than its benchmark, the Russell 1000 Value Index, which returned 6.72%, but greater than the average return of its peer group, the Morningstar Large Value Category, which was 4.89%. 1 Stock selection within the technology and telecommunications sectors accounted for underperformance relative to the index. We believe that industry selection helped the fund outperform its peer group.

OPERATING WITHIN A TWO-STAGE MARKET

The stock market passed through two distinct periods over the six-month reporting period. In November and December of 2004, stocks rallied following the presidential election. During this period, the market was led by energy, materials and industrial stocks, which were buoyed by sharp advances in the prices of oil and other commodities.

However, the market turned flat in 2005, as investors began to worry that higher energy prices were slowing economic activity. In this environment, defensive industries showed strength, including health care, utilities and consumer staples.

INDUSTRY SELECTION AIDS PERFORMANCE

The fund's utilities, energy and health care holdings aided performance, capturing gains from the strongest performing groups during both distinct periods of market activity. The fund's utility holdings rose 23% for the six-month period, led by a standout performance from TXU, which was the beneficiary of higher gas prices. The fund's energy position gained 14.8%, but it contributed even more to the fund's relative performance because the fund had more exposure to energy for most of the period than did the index. Within energy, integrated oil and oil service companies such as Exxon Mobil, ConocoPhillips and Halliburton all delivered double-digit gains for the period. We took some profits in these positions because we believed that the price of oil, at $58 a barrel, was unsustainable. We finished the period slightly underweight in the energy sector relative to the fund's benchmark.

COMPETITIVE FORCES PUT PRESSURE ON TECHNOLOGY AND TELECOMMUNICATIONS STOCKS

Technology and telecommunications companies faced stiff competitive forces, which put pressure on their stock prices during the period. Within technology, the fund's investments in International Business Machines, Accenture and Lexmark International lost ground as each company faced heavy price competition in its respective market. Within telecommunications, investors came to grips with the fact that many companies will need to make significant capital expenditures in order to remain competitive and holdings such as Verizon Communications, SBC Communications and BellSouth eked out low or negative returns. However, we maintained our investments in all three companies because

1 (c)2005, Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

    Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

________________________________________________________________________________
                                                 Columbia Tax-Managed Value Fund
[Sidebar]

WE HAVE POSITIONED THE PORTFOLIO DEFENSIVELY ON THE EXPECTATION THAT ECONOMIC GROWTH IS LIKELY TO CONTINUE TO SLOW.

TOP 5 SECTORS AS OF 04/30/05 (%)

FINANCIALS                           28.9
-----------------------------------------
INDUSTRIALS                          12.9
-----------------------------------------
ENERGY                               12.5
-----------------------------------------
CONSUMER STAPLES                     10.6
-----------------------------------------
CONSUMER DISCRETIONARY                8.7

TOP 10 HOLDINGS AS OF 04/30/05 (%)

CITIGROUP                             4.4
-----------------------------------------
EXXON MOBIL                           4.4
-----------------------------------------
GENERAL ELECTRIC                      4.4
-----------------------------------------
CONOCOPHILLIPS                        2.9
-----------------------------------------
SBC COMMUNICATIONS                    2.1
-----------------------------------------
JPMORGAN CHASE                        2.1
-----------------------------------------
WELLS FARGO                           2.1
-----------------------------------------
WACHOVIA                              2.0
-----------------------------------------
BP                                    2.0
-----------------------------------------
U.S. BANCORP                          2.0

HOLDINGS DISCUSSED IN THIS REPORT
AS OF 04/30/05 (%)

TXU                                   1.8
-----------------------------------------
EXXON MOBIL                           4.4
-----------------------------------------
BP                                    2.0
-----------------------------------------
CONOCOPHILLIPS                        2.9
-----------------------------------------
HALLIBURTON                           0.8
-----------------------------------------
INTERNATIONAL BUSINESS MACHINES       0.9
-----------------------------------------
ACCENTURE                             1.1
-----------------------------------------
LEXMARK INTERNATIONAL                 0.9
-----------------------------------------
VERIZON COMMUNICATIONS                1.7
-----------------------------------------
SBC COMMUNICATIONS                    2.1
-----------------------------------------
BELLSOUTH                             0.8
-----------------------------------------
HERSHEY FOODS                         0.8
-----------------------------------------
GILLETTE                              1.2
-----------------------------------------
PROCTER & Gamble                      0.5

Your fund is actively managed and the composition of its portfolio will change over time. Information provided is calculated as a percentage of net assets.



we believe that their high levels of free cash flow and high dividend yields make them statistical bargains at current valuations.

A MORE DEFENSIVE PORTFOLIO GOING FORWARD

We have positioned the portfolio defensively on the expectation that economic growth is likely to continue to slow. In particular, we have increased the fund's exposure to consumer staples stocks, led by purchases in such familiar names as Hershey Foods and Gillette. The fund has already benefited from Procter & Gamble's move to acquire Gillette. We also added to the fund's pharmaceutical holdings during the period. In our view, investors had become overly pessimistic about the major drug companies following a series of product recalls beginning in mid-2004. However, the sector's high dividend yields and lack of economic sensitivity make it an attractive choice in the current environment.

Gregory M. Miller has co-managed          Richard Dahlberg has co-managed the
Columbia Tax-Managed Value Fund since     fund since October 2003 and has been
April 2003 and has been with the          with the advisor since September 2003.
advisor its predecessors or affiliate
organizations since 1985.


/s/ Gregory M. Miller                     /s/ Richard Dahlberg

Brian Cunningham has co-managed the
fund since November 2003 and has been
with the advisor or its predecessors
or affiliate organizations since 1987.


/s/ Brian Cunningham

The Board of Trustees approved a proposal to reorganize the Columbia Tax-Managed Value Fund into Columbia Growth & Income Fund, subject to shareholder approval. Shareholders are scheduled to vote on this reorganization in the third quarter of 2005. If approved, the reorganization is proposed to take place within a reasonable time thereafter.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

Certain active tax-reduction techniques are used only if the fund's advisor believes they will help the fund achieve its investment goals. The fund expects to distribute taxable income and capital gains from time to time. Market conditions may limit the fund's ability to generate tax losses or to avoid dividend income. The ability to use certain tax-management techniques may be curtailed or eliminated in the future by tax legislation, regulations, administrative interpretations or court decisions.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

FINANCIAL STATEMENTS ___________________________________________________________
April 30, 2005 (Unaudited)                            Columbia Tax-Managed Funds


                                          A GUIDE TO UNDERSTANDING YOUR FUND'S FINANCIAL STATEMENTS
                                          --------------------------------------------------------------------------
                   INVESTMENT PORTFOLIO   The investment portfolio details all of the fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

                                          --------------------------------------------------------------------------
    STATEMENT OF ASSETS AND LIABILITIES   This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

                                          --------------------------------------------------------------------------
                STATEMENT OF OPERATIONS   This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

                                          --------------------------------------------------------------------------
     STATEMENT OF CHANGES IN NET ASSETS   This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments)
                                          during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

                                          --------------------------------------------------------------------------
          NOTES TO FINANCIAL STATEMENTS   These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

                                          --------------------------------------------------------------------------
                   FINANCIAL HIGHLIGHTS   The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses the classes' performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).


INVESTMENT PORTFOLIO ___________________________________________________________
April 30, 2005 (Unaudited)                      Columbia Tax-Managed Growth Fund

                                                SHARES       VALUE ($)
----------------------------------------------------------------------

COMMON STOCKS - 96.8%

CONSUMER DISCRETIONARY - 8.6%

   HOTELS, RESTAURANTS & LEISURE - 1.1%
      Marriott International, Inc., Class A     42,000       2,635,500
                                                          ------------
                   Hotels, Restaurants & Leisure Total       2,635,500

   INTERNET & CATALOG RETAIL - 0.8%
      eBay, Inc. (a)                            64,000       2,030,720
                                                          ------------
                       Internet & Catalog Retail Total       2,030,720

   MEDIA - 2.4%
      Univision Communications, Inc.,
        Class A (a)                            221,000       5,810,090
                                                          ------------
                                           Media Total       5,810,090

   MULTILINE RETAIL - 2.3%
      Kohl's Corp. (a)                         119,000       5,664,400
                                                          ------------
                                Multiline Retail Total       5,664,400

   SPECIALTY RETAIL - 2.0%
      Lowe's Companies, Inc.                    92,500       4,820,175
                                                          ------------
                                Specialty Retail Total       4,820,175
                                                          ------------
                          CONSUMER DISCRETIONARY TOTAL      20,960,885

CONSUMER STAPLES - 10.4%

   FOOD & STAPLES RETAILING - 6.8%
      Sysco Corp.                              140,000       4,844,000
      Wal-Mart Stores, Inc.                    143,800       6,778,732
      Walgreen Co.                             114,000       4,908,840
                                                          ------------
                        Food & Staples Retailing Total      16,531,572

   HOUSEHOLD PRODUCTS - 3.6%
      Colgate-Palmolive Co.                     62,500       3,111,875
      Procter & Gamble Co.                     103,000       5,577,450
                                                          ------------
                              Household Products Total       8,689,325
                                                          ------------
                                CONSUMER STAPLES TOTAL      25,220,897

ENERGY - 9.9%

   ENERGY EQUIPMENT & SERVICES - 3.4%
      Nabors Industries Ltd. (a)                83,000       4,471,210
      Schlumberger Ltd.                         54,000       3,694,140
                                                          ------------
                     Energy Equipment & Services Total       8,165,350

   OIL & GAS - 6.5%
      Apache Corp.                             115,000       6,473,350
      Exxon Mobil Corp.                        164,000       9,352,920
                                                          ------------
                                       Oil & Gas Total      15,826,270
                                                          ------------
                                          ENERGY TOTAL      23,991,620

                                                SHARES       VALUE ($)
----------------------------------------------------------------------

FINANCIALS - 17.8%

   CAPITAL MARKETS - 3.8%
      Lehman Brothers Holdings, Inc.            32,500       2,980,900
      Merrill Lynch & Co., Inc.                114,900       6,196,557
                                                          ------------
                                 Capital Markets Total       9,177,457

   COMMERCIAL BANKS - 3.5%
      Bank of America Corp. (b)                188,600       8,494,544
                                                          ------------
                                Commercial Banks Total       8,494,544

   CONSUMER FINANCE - 3.7%
      American Express Co.                     100,000       5,270,000
      SLM Corp.                                 80,000       3,811,200
                                                          ------------
                                Consumer Finance Total       9,081,200

   DIVERSIFIED FINANCIAL SERVICES - 2.1%
      Citigroup, Inc.                          109,755       5,154,095
                                                          ------------
                  Diversified Financial Services Total       5,154,095

   INSURANCE - 3.1%
      Chubb Corp.                               48,000       3,925,440
      RenaissanceRe Holdings Ltd.               79,080       3,540,411
                                                          ------------
                                       Insurance Total       7,465,851

   THRIFTS & MORTGAGE FINANCE - 1.6%
      Fannie Mae                                73,000       3,938,350
                                                          ------------
                      Thrifts & Mortgage Finance Total       3,938,350
                                                          ------------
                                      FINANCIALS TOTAL      43,311,497

HEALTH CARE - 18.7%

   BIOTECHNOLOGY - 2.1%
      Amgen, Inc. (a)                           89,400       5,203,974
                                                          ------------
                                   Biotechnology Total       5,203,974

   HEALTH CARE EQUIPMENT & SUPPLIES - 8.5%
      Kinetic Concepts, Inc. (a)               101,080       6,211,366
      Medtronic, Inc.                           77,700       4,094,790
      St. Jude Medical, Inc. (a)               132,100       5,155,863
      Zimmer Holdings, Inc. (a)                 63,300       5,153,886
                                                          ------------
                Health Care Equipment & Supplies Total      20,615,905

   HEALTH CARE PROVIDERS & SERVICES - 3.8%
      Caremark Rx, Inc. (a)                    122,000       4,886,100
      Express Scripts, Inc. (a)                 48,500       4,347,540
                                                          ------------
                Health Care Providers & Services Total       9,233,640

   PHARMACEUTICALS - 4.3%
      Schering-Plough Corp.                    259,000       5,405,330
      Teva Pharmaceutical Industries
        Ltd., ADR                              162,000       5,060,880
                                                          ------------
                                 Pharmaceuticals Total      10,466,210
                                                          ------------
                                     HEALTH CARE TOTAL      45,519,729

               See Accompanying Notes to Financial Statements.| 13

________________________________________________________________________________
April 30, 2005 (Unaudited)                      Columbia Tax-Managed Growth Fund

                                                SHARES       VALUE ($)
----------------------------------------------------------------------

COMMON STOCKS - (CONTINUED)

INDUSTRIALS - 12.3%

   AEROSPACE & DEFENSE - 2.1%
      United Technologies Corp.                 50,000       5,086,000
                                                          ------------
                             Aerospace & Defense Total       5,086,000

   ELECTRICAL EQUIPMENT - 2.1%
      Emerson Electric Co.                      80,400       5,038,668
                                                          ------------
                            Electrical Equipment Total       5,038,668

   INDUSTRIAL CONGLOMERATES - 4.3%
      General Electric Co.                     291,500      10,552,300
                                                          ------------
                        Industrial Conglomerates Total      10,552,300

   MACHINERY - 3.8%
      Eaton Corp.                               82,500       4,838,625
      Illinois Tool Works, Inc.                 54,100       4,534,663
                                                          ------------
                                       Machinery Total       9,373,288
                                                          ------------
                                     INDUSTRIALS TOTAL      30,050,256

INFORMATION TECHNOLOGY - 17.7%

   COMMUNICATIONS EQUIPMENT - 1.6%
      Cisco Systems, Inc. (a)                  233,000       4,026,240
                                                          ------------
                        Communications Equipment Total       4,026,240

   COMPUTERS & PERIPHERALS - 7.9%
      Apple Computer, Inc. (a)                 116,000       4,182,960
      Dell, Inc. (a)                           192,000       6,687,360
      EMC Corp. (a)                            281,000       3,686,720
      Network Appliance, Inc. (a)              174,000       4,633,620
                                                          ------------
                         Computers & Peripherals Total      19,190,660

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
      Intel Corp.                              155,000       3,645,600
      Microchip Technology, Inc.               105,000       2,990,400
                                                          ------------
        Semiconductors & Semiconductor Equipment Total       6,636,000

   SOFTWARE - 5.5%
      Electronic Arts, Inc. (a)                 65,000       3,470,350
      Microsoft Corp.                          265,700       6,722,210
      Symantec Corp. (a)                       165,000       3,098,700
                                                          ------------
                                        Software Total      13,291,260
                                                          ------------
                          INFORMATION TECHNOLOGY TOTAL      43,144,160

MATERIALS - 1.4%

   CHEMICALS - 1.4%
      Ecolab, Inc.                             105,000       3,434,550
                                                          ------------
                                       Chemicals Total       3,434,550
                                                          ------------
                                       MATERIALS TOTAL       3,434,550

                                   Total Common Stocks
                                (cost of $201,478,053)     235,633,594

                                               PAR ($)       VALUE ($)
----------------------------------------------------------------------
SHORT-TERM OBLIGATION - 3.3%
      Repurchase agreement with State
      Street Bank & Trust Co., dated
      04/29/05, due 05/02/05 at 2.760%,
      collateralized by a U.S. Treasury
      Bond maturing 08/15/23,
      market value of $8,301,925
      (repurchase proceeds $8,135,871)       8,134,000       8,134,000
                                                          ------------

                           Total Short-Term Obligation
                                  (cost of $8,134,000)       8,134,000

                            TOTAL INVESTMENTS - 100.1%
                            (COST OF $209,612,053) (c)     243,767,594

              OTHER ASSETS & LIABILITIES, NET - (0.1)%        (248,338)

                                   NET ASSETS - 100.0%     243,519,256

NOTES TO INVESTMENT PORTFOLIO:

(a) Non-income producing security.

(b) Investments in affiliates during the six months ended April 30, 2005:

    Security name:                Bank of America Corp.
    Shares as of 10/31/04:                      188,600
    Shares as of 04/30/05:                      188,600
    Dividend income earned:                  $  169,740
    Value at end of period:                  $8,494,544

(c) Cost for federal income tax purposes is $209,612,053.

At April 30, 2005, the Fund held investments in the following sectors:

    SECTOR                                             % OF NET ASSETS
    ------                                             ---------------
    Health Care                                                   18.7%
    Financials                                                    17.8
    Information Technology                                        17.7
    Industrials                                                   12.3
    Consumer Staples                                              10.4
    Energy                                                         9.9
    Consumer Discretionary                                         8.6
    Materials                                                      1.4
    Short-Term Obligation                                          3.3
    Other Assets & Liabilities, Net                               (0.1)
                                                                 -----
                                                                 100.0%
                                                                 =====

                ACRONYM                      NAME
                -------                      ----
                  ADR            American Depositary Receipt

              14 | See Accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO ___________________________________________________________
April 30, 2005 (Unaudited)                   Columbia Tax-Managed Growth Fund II

                                                SHARES       VALUE ($)
----------------------------------------------------------------------

COMMON STOCKS - 96.5%

CONSUMER DISCRETIONARY - 8.8%

   HOTELS, RESTAURANTS & LEISURE - 1.1%
      Marriott International, Inc., Class A      6,000         376,500
                                                          ------------
                   Hotels, Restaurants & Leisure Total         376,500

   INTERNET & CATALOG RETAIL - 0.8%
      eBay, Inc. (a)                             8,800         279,224
                                                          ------------
                       Internet & Catalog Retail Total         279,224

   MEDIA - 2.5%
      Univision Communications, Inc.,
        Class A (a)                             34,130         897,278
                                                          ------------
                                           Media Total         897,278

   MULTILINE RETAIL - 2.3%
      Kohl's Corp. (a)                          17,300         823,480
                                                          ------------
                                Multiline Retail Total         823,480

   SPECIALTY RETAIL - 2.1%

      Lowe's Companies, Inc.                    13,900         724,329
                                                          ------------
                                Specialty Retail Total         724,329
                                                          ------------
                          CONSUMER DISCRETIONARY TOTAL       3,100,811

CONSUMER STAPLES - 10.9%

   FOOD & STAPLES RETAILING - 7.1%
      Sysco Corp.                               21,000         726,600
      Wal-Mart Stores, Inc.                     22,370       1,054,522
      Walgreen Co.                              16,500         710,490
                                                          ------------
                        Food & Staples Retailing Total       2,491,612

   HOUSEHOLD PRODUCTS - 3.8%
      Colgate-Palmolive Co.                      9,800         487,942
      Procter & Gamble Co.                      15,800         855,570
                                                          ------------
                              Household Products Total       1,343,512
                                                          ------------
                                CONSUMER STAPLES TOTAL       3,835,124

ENERGY - 9.6%

   ENERGY EQUIPMENT & SERVICES - 3.2%
      Nabors Industries Ltd. (a)                11,200         603,344
      Schlumberger Ltd.                          7,500         513,075
                                                          ------------
                     Energy Equipment & Services Total       1,116,419

   OIL & GAS - 6.4%
      Apache Corp.                              16,000         900,640
      Exxon Mobil Corp.                         23,800       1,357,314
                                                          ------------
                                       Oil & Gas Total       2,257,954
                                                          ------------
                                          ENERGY TOTAL       3,374,373

                                                SHARES       VALUE ($)
----------------------------------------------------------------------

FINANCIALS - 16.7%

   CAPITAL MARKETS - 3.9%
      Lehman Brothers Holdings, Inc.             5,200         476,944
      Merrill Lynch & Co., Inc.                 16,650         897,934
                                                          ------------
                                 Capital Markets Total       1,374,878

   COMMERCIAL BANKS - 2.6%
      Bank of America Corp. (b)                 20,600         927,824
                                                          ------------
                                Commercial Banks Total         927,824

   CONSUMER FINANCE - 3.7%
      American Express Co.                      14,000         737,800
      SLM Corp.                                 12,000         571,680
                                                          ------------
                                Consumer Finance Total       1,309,480

   DIVERSIFIED FINANCIAL SERVICES - 2.0%
      Citigroup, Inc.                           14,800         695,008
                                                          ------------
                  Diversified Financial Services Total         695,008

   INSURANCE - 3.0%
      Chubb Corp.                                6,450         527,481
      RenaissanceRe Holdings Ltd.               11,300         505,901
                                                          ------------
                                       Insurance Total       1,033,382

   THRIFTS & MORTGAGE FINANCE - 1.5%
      Fannie Mae                                 9,785         527,901
                                                          ------------
                      Thrifts & Mortgage Finance Total         527,901
                                                          ------------
                                      FINANCIALS TOTAL       5,868,473

HEALTH CARE - 19.1%

   BIOTECHNOLOGY - 2.2%
      Amgen, Inc. (a)                           13,200         768,372
                                                          ------------
                                   Biotechnology Total         768,372

   HEALTH CARE EQUIPMENT & SUPPLIES - 8.7%
      Kinetic Concepts, Inc. (a)                14,860         913,147
      Medtronic, Inc.                           11,100         584,970
      St. Jude Medical, Inc. (a)                19,200         749,376
      Zimmer Holdings, Inc. (a)                  9,900         806,058
                                                          ------------
                Health Care Equipment & Supplies Total       3,053,551

   HEALTH CARE PROVIDERS & SERVICES - 4.0%
      Caremark Rx, Inc. (a)                     18,500         740,925
      Express Scripts, Inc. (a)                  7,520         674,093
                                                          ------------
                Health Care Providers & Services Total       1,415,018

   PHARMACEUTICALS - 4.2%
      Schering-Plough Corp.                     37,600         784,712
      Teva Pharmaceutical Industries
        Ltd., ADR                               22,600         706,024
                                                          ------------
                                 Pharmaceuticals Total       1,490,736
                                                          ------------
                                     HEALTH CARE TOTAL       6,727,677

              See Accompanying Notes to Financial Statements. | 15

________________________________________________________________________________
April 30, 2005 (Unaudited)                   Columbia Tax-Managed Growth Fund II

                                                SHARES       VALUE ($)
----------------------------------------------------------------------

COMMON STOCKS - (CONTINUED)

INDUSTRIALS - 12.4%

   AEROSPACE & DEFENSE - 2.1%
      United Technologies Corp.                  7,200         732,384
                                                          ------------
                             Aerospace & Defense Total         732,384

   ELECTRICAL EQUIPMENT - 2.1%
      Emerson Electric Co.                      12,000         752,040
                                                          ------------
                            Electrical Equipment Total         752,040

   INDUSTRIAL CONGLOMERATES - 4.3%
      General Electric Co.                      41,900       1,516,780
                                                          ------------
                        Industrial Conglomerates Total       1,516,780

   MACHINERY - 3.9%
      Eaton Corp.                               12,300         721,395
      Illinois Tool Works, Inc.                  7,800         653,796
                                                          ------------
                                       Machinery Total       1,375,191
                                                          ------------
                                     INDUSTRIALS TOTAL       4,376,395

INFORMATION TECHNOLOGY - 17.6%

   COMMUNICATIONS EQUIPMENT - 1.6%
      Cisco Systems, Inc. (a)                   31,995         552,873
                                                          ------------
                        Communications Equipment Total         552,873

   COMPUTERS & PERIPHERALS - 7.8%
      Apple Computer, Inc. (a)                  16,400         591,384
      Dell, Inc. (a)                            27,500         957,825
      EMC Corp. (a)                             39,000         511,680
      Network Appliance, Inc. (a)               24,700         657,761
                                                          ------------
                         Computers & Peripherals Total       2,718,650

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
      Intel Corp.                               22,700         533,904
      Microchip Technology, Inc.                14,900         424,352
                                                          ------------
        Semiconductors & Semiconductor Equipment Total         958,256

   SOFTWARE - 5.5%
      Electronic Arts, Inc. (a)                  9,600         512,544
      Microsoft Corp.                           38,700         979,110
      Symantec Corp. (a)                        24,000         450,720
                                                          ------------
                                        Software Total       1,942,374
                                                          ------------
                          INFORMATION TECHNOLOGY TOTAL       6,172,153

MATERIALS - 1.4%

   CHEMICALS - 1.4%
      Ecolab, Inc.                              14,800         484,109
                                                          ------------
                                       Chemicals Total         484,109
                                                          ------------
                                       MATERIALS TOTAL         484,109

                                   Total Common Stocks
                                 (cost of $30,755,101)      33,939,115

                                               PAR ($)       VALUE ($)
----------------------------------------------------------------------

SHORT-TERM OBLIGATION - 3.6%
      Repurchase agreement with State
      Street Bank & Trust Co., dated 04/29/05,
      due 05/02/05 at 2.760%, collateralized
      by a U.S. Treasury Bond maturing
      08/15/19, market value of $1,273,554
      (repurchase proceeds $1,248,287)       1,248,000       1,248,000
                                                          ------------

                           Total Short-Term Obligation
                                  (cost of $1,248,000)       1,248,000

                            TOTAL INVESTMENTS - 100.1%
                             (COST OF $32,003,101) (c)      35,187,115

              OTHER ASSETS & LIABILITIES, NET - (0.1)%         (23,277)

                                   NET ASSETS - 100.0%      35,163,838

NOTES TO INVESTMENT PORTFOLIO:

(a) Non-income producing security.

(b) Investments in affiliates during the six months ended April 30, 2005:

    Security name:               Bank of America Corp.
    Shares as of 10/31/04:                      20,600
    Shares as of 04/30/05:                      20,600
    Dividend income earned:                   $ 18,540
    Value at end of period:                   $927,824

(c) Cost for federal income tax purposes is $32,003,101.

At April 30, 2005, the Fund held investments in the following sectors:

    SECTOR                                             % OF NET ASSETS
    ------                                             ---------------
    Health Care                                                   19.1%
    Information Technology                                        17.6
    Financials                                                    16.7
    Industrials                                                   12.4
    Consumer Staples                                              10.9
    Energy                                                         9.6
    Consumer Discretionary                                         8.8
    Materials                                                      1.4
    Short-Term Obligation                                          3.6
    Other Assets & Liabilities, Net                               (0.1)
                                                                 -----
                                                                 100.0%
                                                                 =====

               ACRONYM                      NAME
               -------                      ----
                 ADR             American Depositary Receipt

              16 | See Accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO ___________________________________________________________
April 30, 2005 (Unaudited)                       Columbia Tax-Managed Value Fund

                                                SHARES       VALUE ($)
----------------------------------------------------------------------

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 8.7%

   HOTELS, RESTAURANTS & LEISURE - 1.4%
      Harrah's Entertainment, Inc.               3,934         258,149
      McDonald's Corp.                          25,400         744,474
                                                          ------------
                   Hotels, Restaurants & Leisure Total       1,002,623

   MEDIA - 3.6%
      Clear Channel Communications, Inc.         5,577         178,130
      Comcast Corp., Class A (a)                10,976         352,439
      McGraw-Hill Companies, Inc.                9,904         862,440
      Time Warner, Inc. (a)                     46,726         785,464
      Viacom, Inc., Class A                      8,940         310,933
                                                          ------------
                                           Media Total       2,489,406

   MULTILINE RETAIL - 1.7%
      Federated Department Stores, Inc.         12,023         691,323
      J.C. Penney Co., Inc.                     10,029         475,475
                                                          ------------
                                Multiline Retail Total       1,166,798

   SPECIALTY RETAIL - 2.0%
      Home Depot, Inc.                          21,999         778,105
      Limited Brands                            17,324         375,757
      Sherwin-Williams Co.                       6,051         269,693
                                                          ------------
                                Specialty Retail Total       1,423,555
                                                          ------------
                          CONSUMER DISCRETIONARY TOTAL       6,082,382

CONSUMER STAPLES - 10.6%

   BEVERAGES - 2.4%
      Diageo PLC, ADR                            5,990         357,902
      PepsiCo, Inc.                             23,117       1,286,230
                                                          ------------
                                       Beverages Total       1,644,132

   FOOD PRODUCTS - 2.1%
      ConAgra Foods, Inc.                       12,587         336,702
      Hershey Foods Corp.                        8,910         569,349
      Kraft Foods, Inc., Class A                16,629         538,946
                                                          ------------
                                   Food Products Total       1,444,997

   HOUSEHOLD PRODUCTS - 2.6%
      Clorox Co.                                12,674         802,264
      Kimberly-Clark Corp.                      10,927         682,391
      Procter & Gamble Co.                       6,556         355,008
                                                          ------------
                              Household Products Total       1,839,663

   PERSONAL PRODUCTS - 1.2%
      Gillette Co.                              16,693         862,027
                                                          ------------
                               Personal Products Total         862,027

                                                SHARES       VALUE ($)
----------------------------------------------------------------------

   TOBACCO - 2.3%
      Altria Group, Inc.                        20,064       1,303,959
      UST, Inc.                                  6,895         315,791
                                                          ------------
                                         Tobacco Total       1,619,750
                                                          ------------
                                CONSUMER STAPLES TOTAL       7,410,569

ENERGY - 12.5%

   ENERGY EQUIPMENT & SERVICES - 1.3%
      Halliburton Co.                           13,179         548,114
      Schlumberger Ltd.                          5,187         354,843
                                                          ------------
                     Energy Equipment & Services Total         902,957

   OIL & GAS - 11.2%
      BP PLC, ADR                               22,838       1,390,834
      ChevronTexaco Corp.                       11,087         576,524
      ConocoPhillips                            19,506       2,045,204
      Exxon Mobil Corp.                         54,236       3,093,079
      Marathon Oil Corp.                         9,612         447,631
      Royal Dutch Petroleum Co.,
        N.Y. Registered Shares                   5,889         343,035
                                                          ------------
                                       Oil & Gas Total       7,896,307
                                                          ------------
                                          ENERGY TOTAL       8,799,264

FINANCIALS - 28.9%

   CAPITAL MARKETS - 4.9%
      A.G. Edwards, Inc.                         4,185         166,186
      Bank of New York Co., Inc.                30,645         856,221
      Franklin Resources, Inc.                   5,144         353,290
      Goldman Sachs Group, Inc.                  8,424         899,599
      Janus Capital Group, Inc.                 22,760         295,653
      Merrill Lynch & Co., Inc.                  9,189         495,563
      Morgan Stanley                             6,721         353,659
                                                          ------------
                                 Capital Markets Total       3,420,171

   COMMERCIAL BANKS - 7.5%
      Marshall & Ilsley Corp.                    4,482         191,112
      National City Corp.                       10,551         358,312
      North Fork Bancorporation, Inc.            6,345         178,612
      PNC Financial Services Group, Inc.         6,474         344,611
      U.S. Bancorp                              49,261       1,374,382
      Wachovia Corp.                            27,240       1,394,143
      Wells Fargo & Co.                         24,234       1,452,586
                                                          ------------
                                Commercial Banks Total       5,293,758

   CONSUMER FINANCE - 0.6%
      MBNA Corp.                                22,169         437,838
                                                          ------------
                                Consumer Finance Total         437,838

   DIVERSIFIED FINANCIAL SERVICES - 6.5%
      Citigroup, Inc.                           66,292       3,113,072
      JPMorgan Chase & Co.                      41,018       1,455,729
                                                          ------------
                  Diversified Financial Services Total       4,568,801

              See Accompanying Notes to Financial Statements. | 17

________________________________________________________________________________
April 30, 2005 (Unaudited)                       Columbia Tax-Managed Value Fund

                                                SHARES       VALUE ($)
----------------------------------------------------------------------

COMMON STOCKS - (CONTINUED)

FINANCIALS - (CONTINUED)

   INSURANCE - 6.4%
      Allstate Corp.                             7,212         405,026
      Ambac Financial Group, Inc.                7,410         495,358
      American International Group, Inc.         9,467         481,397
      Chubb Corp.                                5,210         426,074
      Hartford Financial Services Group, Inc.    9,224         667,541
      Lincoln National Corp.                    19,457         874,981
      Willis Group Holdings Ltd.                10,008         334,768
      XL Capital Ltd., Class A                  11,041         776,182
                                                          ------------
                                       Insurance Total       4,461,327

   REAL ESTATE - 2.0%
      Archstone-Smith Trust, REIT               13,013         468,078
      AvalonBay Communities, Inc., REIT          5,960         429,120
      Kimco Realty Corp., REIT                   8,891         492,472
                                                          ------------
                                     Real Estate Total       1,389,670

   THRIFTS & MORTGAGE FINANCE - 1.0%
      Countrywide Financial Corp.               10,184         368,559
      Freddie Mac                                5,747         353,555
                                                          ------------
                      Thrifts & Mortgage Finance Total         722,114
                                                          ------------
                                      FINANCIALS TOTAL      20,293,679

HEALTH CARE - 6.0%

   HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
      Bausch & Lomb, Inc.                        2,548         191,100
                                                          ------------
                Health Care Equipment & Supplies Total         191,100

   HEALTH CARE PROVIDERS & SERVICES - 1.6%
      Aetna, Inc.                               10,022         735,314
      CIGNA Corp.                                4,266         392,387
                                                          ------------
                Health Care Providers & Services Total       1,127,701

   PHARMACEUTICALS - 4.1%
      Bristol-Myers Squibb Co.                  13,479         350,454
      GlaxoSmithKline PLC, ADR                   7,473         377,760
      Johnson & Johnson                          8,818         605,179
      Merck & Co., Inc.                         15,976         541,587
      Novartis AG, ADR                           7,597         370,202
      Pfizer, Inc.                              22,878         621,595
                                                          ------------
                                 Pharmaceuticals Total       2,866,777
                                                          ------------
                                     HEALTH CARE TOTAL       4,185,578

   INDUSTRIALS - 12.9%

   AEROSPACE & DEFENSE - 3.3%
      General Dynamics Corp.                     9,197         966,145
      United Technologies Corp.                 13,488       1,371,999
                                                          ------------
                             Aerospace & Defense Total       2,338,144

                                                SHARES       VALUE ($)
----------------------------------------------------------------------

   COMMERCIAL SERVICES & SUPPLIES - 1.9%
      Cendant Corp.                             16,551         329,530
      Republic Services, Inc.                    6,389         221,059
      Waste Management, Inc.                    26,781         762,991
                                                          ------------
                  Commercial Services & Supplies Total       1,313,580

   INDUSTRIAL CONGLOMERATES - 6.3%
      General Electric Co.                      84,805       3,069,941
      Textron, Inc.                             18,216       1,372,576
                                                          ------------
                        Industrial Conglomerates Total       4,442,517

   MACHINERY - 1.4%
      Deere & Co.                                7,713         482,371
      Eaton Corp.                                8,341         489,200
                                                          ------------
                                       Machinery Total         971,571
                                                          ------------
                                     INDUSTRIALS TOTAL       9,065,812

INFORMATION TECHNOLOGY - 6.0%

   COMMUNICATIONS EQUIPMENT - 0.8%
      Cisco Systems, Inc. (a)                   10,256         177,224
      Nokia Oyj, ADR                            23,779         379,988
                                                          ------------
                        Communications Equipment Total         557,212

   COMPUTERS & PERIPHERALS - 1.8%
      International Business Machines Corp.      8,348         637,620
      Lexmark International, Inc., Class A (a)   9,043         628,037
                                                          ------------
                         Computers & Peripherals Total       1,265,657

   IT SERVICES - 1.7%
      Accenture Ltd., Class A (a)               36,731         797,063
      Automatic Data Processing, Inc.            8,376         363,853
                                                          ------------
                                     IT Services Total       1,160,916

   OFFICE ELECTRONICS - 0.6%
      Xerox Corp. (a)                           33,808         447,956
                                                          ------------
                              Office Electronics Total         447,956

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
      Intel Corp.                                7,865         184,985
                                                          ------------
        Semiconductors & Semiconductor Equipment Total         184,985

   SOFTWARE - 0.8%
      Microsoft Corp.                           22,190         561,407
                                                          ------------
                                        Software Total         561,407
                                                          ------------
                          INFORMATION TECHNOLOGY TOTAL       4,178,133

MATERIALS - 3.9%

   CHEMICALS - 2.0%
      Air Products & Chemicals, Inc.            18,838       1,106,356
      PPG Industries, Inc.                       4,184         282,629
                                                          ------------
                                       Chemicals Total       1,388,985

              18 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
April 30, 2005 (Unaudited)                       Columbia Tax-Managed Value Fund

                                                SHARES       VALUE ($)
----------------------------------------------------------------------

COMMON STOCKS - (CONTINUED)

MATERIALS - (CONTINUED)

   PAPER & FOREST PRODUCTS - 1.9%
      MeadWestvaco Corp.                        24,005         706,947
      Weyerhaeuser Co.                           9,563         656,118
                                                          ------------
                         Paper & Forest Products Total       1,363,065
                                                          ------------
                                       MATERIALS TOTAL       2,752,050

TELECOMMUNICATION SERVICES - 4.6%

   DIVERSIFIED TELECOMMUNICATION SERVICES - 4.6%
      BellSouth Corp.                           21,252         562,966
      SBC Communications, Inc.                  62,044       1,476,647
      Verizon Communications, Inc.              33,825       1,210,935
                                                          ------------
          Diversified Telecommunication Services Total       3,250,548
                                                          ------------
                      TELECOMMUNICATION SERVICES TOTAL       3,250,548

UTILITIES - 5.6%

   ELECTRIC UTILITIES - 5.6%
      American Electric Power Co., Inc.         10,661         375,480
      Entergy Corp.                             11,099         813,557
      Exelon Corp.                              13,100         648,450
      FPL Group, Inc.                            9,696         395,791
      PG&E Corp.                                11,844         411,223
      TXU Corp.                                 14,576       1,250,475
                                                          ------------
                              Electric Utilities Total       3,894,976
                                                          ------------
                                       UTILITIES TOTAL       3,894,976

                                   Total Common Stocks
                                 (cost of $58,292,567)      69,912,991

                                                SHARES       VALUE ($)
----------------------------------------------------------------------

INVESTMENT COMPANY - 0.7%

      iShares Russell 1000 Value Index Fund      7,286         471,185
                                                          ------------
                             Total Investment Company
                                    (cost of $471,914)         471,185

                            TOTAL INVESTMENTS - 100.4%
                             (COST OF $58,764,481) (b)      70,384,176

              OTHER ASSETS & LIABILITIES, NET - (0.4)%        (266,713)

                                   NET ASSETS - 100.0%      70,117,463

NOTES TO INVESTMENT PORTFOLIO:

(a) Non-income producing security.

(b) Cost for federal income tax purposes is $58,764,481.

At April 30, 2005, the Fund held investments in the following sectors:

    SECTOR                                             % OF NET ASSETS
    ------                                             ---------------
    Financials                                                    28.9%
    Industrials                                                   12.9
    Energy                                                        12.5
    Consumer Staples                                              10.6
    Consumer Discretionary                                         8.7
    Health Care                                                    6.0
    Information Technology                                         6.0
    Utilities                                                      5.6
    Telecommunication Services                                     4.6
    Materials                                                      3.9
    Investment Company                                             0.7
    Other Assets & Liabilities, Net                               (0.4)
                                                                 -----
                                                                 100.0%
                                                                 =====

              ACRONYM                      NAME
              -------                      ----
                ADR             American Depositary Receipt
               REIT            Real Estate Investment Trust

              See Accompanying Notes to Financial Statements. | 19

STATEMENTS OF ASSETS AND LIABILITIES ___________________________________________
April 30, 2005 (Unaudited)                            Columbia Tax-Managed Funds


                                                                              COLUMBIA        COLUMBIA         COLUMBIA
                                                                            TAX-MANAGED      TAX-MANAGED      TAX-MANAGED
                                                                               GROWTH          GROWTH            VALUE
                                                                              FUND ($)       FUND II ($)       FUND ($)
--------------------------------------------------------------------------------------------------------------------------
ASSETS
   Unaffiliated investments, at cost                                         204,259,250       31,487,059       58,764,481
   Affiliated investment, at cost                                              5,352,803          516,042               --
                                                                           -------------    -------------    -------------
   Unaffiliated investments, at value                                        235,273,050       34,259,291       70,384,176
   Affiliated investment, at value                                             8,494,544          927,824               --
   Cash                                                                              980              426               --
   Receivable for:
       Investments sold                                                        3,748,218          562,895          174,683
       Fund shares sold                                                               --           15,649           23,814
       Interest                                                                    1,247              191               --
       Dividends                                                                 135,437           19,282          143,333
   Expense reimbursement due from Investment Advisor/Administrator                    --           21,345               14
   Deferred Trustees' compensation plan                                           18,799            4,146            6,059
   Other assets                                                                       --              838            3,224
                                                                           -------------    -------------    -------------
       Total Assets                                                          247,672,275       35,811,887       70,735,303
--------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Payable to custodian bank                                                          --               --          343,787
   Payable for:
       Investments purchased                                                   2,828,186          469,137               --
       Fund shares repurchased                                                   853,873           83,369          117,362
       Investment advisory fee                                                   113,548           22,278           43,379
       Administration fee                                                         56,391            1,901            3,717
       Transfer agent fee                                                         97,770           18,970           33,659
       Pricing and bookkeeping fees                                                5,074              857            1,964
       Merger fee                                                                     --            9,903           10,739
       Trustees' fees                                                                576               84              916
       Audit fee                                                                  14,221           14,033           12,259
       Custody fee                                                                 1,848              480               --
       Distribution and service fees                                             143,122           22,891           43,999
   Deferred Trustees' fees                                                        18,799            4,146            6,059
   Other liabilities                                                              19,611               --               --
                                                                           -------------    -------------    -------------
       Total Liabilities                                                       4,153,019          648,049          617,840

NET ASSETS                                                                   243,519,256       35,163,838       70,117,463
--------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS
   Paid-in capital                                                           357,237,978       60,785,443       75,440,114
   Undistributed net investment income (accumulated net investment loss)        (232,569)         (78,679)         114,501
   Accumulated net realized loss                                            (147,641,694)     (28,726,940)     (17,056,847)
   Net unrealized appreciation on investments                                 34,155,541        3,184,014       11,619,695
                                                                           -------------    -------------    -------------

NET ASSETS                                                                   243,519,256       35,163,838       70,117,463


              20 | See Accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES ___________________________________________
                                                      Columbia Tax-Managed Funds


                                                                              COLUMBIA        COLUMBIA         COLUMBIA
                                                                            TAX-MANAGED      TAX-MANAGED      TAX-MANAGED
                                                                               GROWTH          GROWTH            VALUE
                                                                              FUND ($)       FUND II ($)       FUND ($)
--------------------------------------------------------------------------------------------------------------------------
CLASS A
   Net assets                                                                 58,301,632        5,976,075       14,437,561
   Shares outstanding                                                          4,270,671          692,304        1,213,223
   Net asset value per share (a)                                                   13.65             8.63            11.90
   Maximum sales charge                                                             5.75%            5.75%            5.75%
   Maximum offering price per share (net asset value/0.9425) (b)                   14.48             9.16            12.63
--------------------------------------------------------------------------------------------------------------------------

CLASS B
   Net assets                                                                145,230,726       23,659,195       44,649,720
   Shares outstanding                                                         11,330,393        2,850,799        3,853,437
   Net asset value and offering price per share (a)                                12.82             8.30            11.59
--------------------------------------------------------------------------------------------------------------------------

CLASS C
   Net assets                                                                 22,230,873        4,818,967       10,964,372
   Shares outstanding                                                          1,734,742          581,928          946,382
   Net asset value and offering price per share (a)                                12.82             8.28            11.59
--------------------------------------------------------------------------------------------------------------------------

CLASS E
   Net assets                                                                  8,695,676               --               --
   Shares outstanding                                                            641,345               --               --
   Net asset value per share (a)                                                   13.56               --               --
   Maximum sales charge                                                             4.50%              --               --
   Maximum offering price per share (net asset value/0.9550) (b)                   14.20               --               --
--------------------------------------------------------------------------------------------------------------------------

CLASS F
   Net assets                                                                  8,796,599               --               --
   Shares outstanding                                                            685,422               --               --
   Net asset value and offering price per share (a)                                12.83               --               --
--------------------------------------------------------------------------------------------------------------------------

CLASS Z
   Net assets                                                                    263,750          709,601           65,810
   Shares outstanding                                                             19,022           81,280            5,471
   Net asset value, offering and redemption price per share                        13.87             8.73            12.03



(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

              See Accompanying Notes to Financial Statements. | 21

STATEMENTS OF OPERATIONS _______________________________________________________
For the Six Months Ended April 30, 2005 (Unaudited)   Columbia Tax-Managed Funds


                                                                             COLUMBIA         COLUMBIA         COLUMBIA
                                                                            TAX-MANAGED      TAX-MANAGED      TAX-MANAGED
                                                                              GROWTH           GROWTH            VALUE
                                                                             FUND ($)        FUND II ($)       FUND ($)
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                                                   2,133,234          302,863          969,273
   Dividends from affiliates                                                     169,740           18,540               --
   Interest                                                                       47,080            8,571            2,266
   Foreign taxes withheld                                                         (4,903)            (684)          (7,956)
                                                                           -------------    -------------    -------------
          Total Investment Income                                              2,345,151          329,290          963,583

--------------------------------------------------------------------------------------------------------------------------
 EXPENSES
   Investment advisory fee                                                       700,299          138,675          265,583
   Administration fee                                                            336,669            9,630           18,443
   Distribution fee:
       Class A                                                                        --               --            3,714
       Class B                                                                   618,576           97,274          176,698
       Class C                                                                    92,038           19,649           44,042
       Class E                                                                     3,960               --               --
       Class F                                                                    37,884               --               --
   Service fee:
       Class A                                                                    76,923            8,167           18,569
       Class B                                                                   206,192           32,425           58,899
       Class C                                                                    30,679            6,549           14,681
       Class E                                                                     9,900               --               --
       Class F                                                                    12,628               --               --
   Transfer agent fee                                                            288,804           44,193           71,049
   Pricing and bookkeeping fees                                                   38,675            6,007           14,884
   Trustees' fees                                                                  6,049            3,463            3,443
   Custody fee                                                                     5,107            2,103            4,321
   Registration fee                                                               38,219           31,135           26,921
   Merger costs (See Note 8)                                                          --            9,903           10,739
   Non-recurring costs (See Note 7)                                                3,321              475              916
   Other expenses                                                                 57,926           21,157           28,493
                                                                           -------------    -------------    -------------
       Total Expenses                                                          2,563,849          430,805          761,395
   Fees and expenses waived or reimbursed by Investment Advisor                       --          (25,671)              --
   Non-recurring costs assumed by Investment Advisor (See Note 7)                 (3,321)            (475)            (916)
   Custody earnings credit                                                           (29)              (6)              (4)
                                                                           -------------    -------------    -------------
       Net Expenses                                                            2,560,499          404,653          760,475
                                                                           -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)                                                    (215,348)         (75,363)         203,108
--------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                           18,589,306        1,307,827        4,937,385
   Net unrealized appreciation (depreciation) on investments                 (13,101,138)        (584,351)      (1,399,329)
                                                                           -------------    -------------    -------------

NET GAIN                                                                       5,488,168          723,476        3,538,056
                                                                           -------------    -------------    -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                     5,272,820          648,113        3,741,164
                                                                           -------------    -------------    -------------


              22 | See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS ____________________________________________
                                                      Columbia Tax-Managed Funds


                                               COLUMBIA TAX-MANAGED           COLUMBIA TAX-MANAGED          COLUMBIA TAX-MANAGED
                                                   GROWTH FUND                   GROWTH FUND II                  VALUE FUND
                                           ----------------------------    --------------------------    --------------------------
                                           (UNAUDITED)                     (UNAUDITED)                   (UNAUDITED)
                                           SIX  MONTHS         YEAR        SIX  MONTHS       YEAR        SIX  MONTHS       YEAR
                                              ENDED           ENDED           ENDED          ENDED          ENDED          ENDED
                                            APRIL 30,      OCTOBER 31,      APRIL 30,     OCTOBER 31,     APRIL 30,     OCTOBER 31,
INCREASE (DECREASE) IN NET ASSETS:           2005 ($)        2004 ($)       2005 ($)       2004 ($)       2005 ($)       2004 ($)
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income (loss)               (215,348)     (2,765,305)       (75,363)      (453,606)       203,108        209,706
    Net realized gain on investments         18,589,306      24,338,909      1,307,827      2,350,273      4,937,385      5,011,974
    Net realized loss on the disposal
         of investments in violation
          of investment restrictions                 --              --             --             --             --             --
    Net change in unrealized
         appreciation (depreciation)
         on investments                     (13,101,138)    (14,071,268)      (584,351)    (1,028,589)    (1,399,329)     4,760,872
                                           ------------    ------------    -----------    -----------    -----------    -----------
          Net Increase from Operations        5,272,820       7,502,336        648,113        868,078      3,741,164      9,982,552
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
    From net investment income:
        Class A                                      --              --             --             --       (132,930)      (137,968)
        Class B                                      --              --             --             --       (122,236)        (9,533)
        Class C                                      --              --             --             --        (31,120)        (2,579)
        Class Z                                      --              --             --             --           (572)          (379)
                                           ------------    ------------    -----------    -----------    -----------    -----------
          Total Distributions Declared
            to Shareholders                          --              --             --             --       (286,858)      (150,459)
-----------------------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
    Class A:
        Subscriptions                         5,483,754      11,000,198        459,231      1,081,802      1,110,117      1,585,454
        Distributions reinvested                     --              --             --             --        115,628        118,332
        Redemptions                         (10,820,717)    (20,308,238)    (1,236,942)    (2,159,097)    (1,949,965)    (5,932,375)
                                           ------------    ------------    -----------    -----------    -----------    -----------
          Net Decrease                       (5,336,963)     (9,308,040)      (777,711)    (1,077,295)      (724,220)    (4,228,589)
                                           ------------    ------------    -----------    -----------    -----------    -----------

    Class B:
        Subscriptions                           785,541       3,075,969        297,824        981,443        956,377      1,722,973
        Distributions reinvested                     --              --             --             --        109,391          8,561
        Redemptions                         (32,041,787)    (47,951,084)    (3,640,215)    (6,508,801)    (5,372,618)   (11,291,464)
                                           ------------    ------------    -----------    -----------    -----------    -----------
          Net Decrease                      (31,256,246)    (44,875,115)    (3,342,391)    (5,527,358)    (4,306,850)    (9,559,930)
                                           ------------    ------------    -----------    -----------    -----------    -----------

    Class C:
        Subscriptions                           625,518       1,928,453        203,526        668,640        255,802        927,117
        Distributions reinvested                     --              --             --             --         26,375          2,136
        Redemptions                          (4,267,537)     (7,167,373)      (856,192)    (1,829,185)    (1,755,119)    (4,380,201)
                                           ------------    ------------    -----------    -----------    -----------    -----------
          Net Decrease                       (3,642,019)     (5,238,920)      (652,666)    (1,160,545)    (1,472,942)    (3,450,948)
                                           ------------    ------------    -----------    -----------    -----------    -----------

    Class E:
        Subscriptions                         1,717,878         172,365             --             --             --             --
        Redemptions                            (128,000)       (181,336)            --             --             --             --
                                           ------------    ------------    -----------    -----------    -----------    -----------
          Net Increase (Decrease)             1,589,878          (8,971)            --             --             --             --
                                           ------------    ------------    -----------    -----------    -----------    -----------

    Class F:
        Subscriptions                           111,460         248,351             --             --             --             --
        Redemptions                          (1,890,959)       (345,689)            --             --             --             --
                                           ------------    ------------    -----------    -----------    -----------    -----------
          Net Decrease                       (1,779,499)        (97,338)            --             --             --             --
                                           ------------    ------------    -----------    -----------    -----------    -----------

    Class Z:
        Subscriptions                             7,127           2,300             98        210,800         18,011         11,000
        Distributions reinvested                     --              --             --             --            572            379
        Redemptions                             (35,781)       (171,734)      (363,663)        (8,127)        (1,121)        (1,175)
                                           ------------    ------------    -----------    -----------    -----------    -----------
          Net Increase (Decrease)               (28,654)       (169,434)      (363,565)       202,673         17,462         10,204
                                           ------------    ------------    -----------    -----------    -----------    -----------
    Net Decrease from Share Transactions    (40,453,503)    (59,697,818)    (5,136,333)    (7,562,525)    (6,486,550)   (17,229,263)
                                           ------------    ------------    -----------    -----------    -----------    -----------
    Total Decrease in Net Assets            (35,180,683)    (52,195,482)    (4,488,220)    (6,694,447)    (3,032,244)    (7,397,170)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
    Beginning of period                     278,699,939     330,895,421     39,652,058     46,346,505     73,149,707     80,546,877
                                           ------------    ------------    -----------    -----------    -----------    -----------
    End of period                           243,519,256     278,699,939     35,163,838     39,652,058     70,117,463     73,149,707
                                           ------------    ------------    -----------    -----------    -----------    -----------
    Undistributed net investment income
      (accumulated net investment loss)        (232,569)        (17,221)       (78,679)        (3,316)       114,501        198,251
                                           ------------    ------------    -----------    -----------    -----------    -----------


               See Accompanying Notes to Financial Statements. | 23

STATEMENTS OF CHANGES IN NET ASSETS ____________________________________________
                                                      Columbia Tax-Managed Funds


                                               COLUMBIA TAX-MANAGED           COLUMBIA TAX-MANAGED          COLUMBIA TAX-MANAGED
                                                   GROWTH FUND                   GROWTH FUND II                  VALUE FUND
                                           ----------------------------    --------------------------    --------------------------
                                           (UNAUDITED)                     (UNAUDITED)                   (UNAUDITED)
                                           SIX  MONTHS         YEAR        SIX  MONTHS       YEAR        SIX  MONTHS       YEAR
                                              ENDED           ENDED           ENDED          ENDED          ENDED          ENDED
                                            APRIL 30,      OCTOBER 31,      APRIL 30,     OCTOBER 31,     APRIL 30,     OCTOBER 31,
                                               2005            2004            2005           2004           2005           2004
-----------------------------------------------------------------------------------------------------------------------------------
CHANGES IN SHARES
  Class A:
    Subscriptions                               391,417         805,638         51,289        125,099         92,623        144,681
    Issued for distributions reinvested              --              --             --             --          9,750         11,163
    Redemptions                                (768,895)     (1,487,273)      (139,070)      (247,337)      (163,176)      (537,879)
                                           ------------    ------------    -----------    -----------    -----------    -----------
       Net Decrease                            (377,478)       (681,635)       (87,781)      (122,238)       (60,803)      (382,035)
                                           ------------    ------------    -----------    -----------    -----------    -----------

  Class B:
     Subscriptions                               59,409         237,700         34,905        116,667         82,327        163,438
     Issued for distributions reinvested             --              --             --             --          9,446            827
     Redemptions                             (2,420,412)     (3,724,010)      (423,233)      (775,086)      (459,588)    (1,058,576)
                                           ------------    ------------    -----------    -----------    -----------    -----------
        Net Decrease                         (2,361,003)     (3,486,310)      (388,328)      (658,419)      (367,815)      (894,311)
                                           ------------    ------------    -----------    -----------    -----------    -----------

  Class C:
     Subscriptions                               47,039         149,808         23,750         79,377         22,140         86,814
     Issued for distributions reinvested             --              --             --             --          2,278            206
     Redemptions                               (321,838)       (557,500)       (99,911)      (218,906)      (150,147)      (410,804)
                                           ------------    ------------    -----------    -----------    -----------    -----------
        Net Decrease                           (274,799)       (407,692)       (76,161)      (139,529)      (125,729)      (323,784)
                                           ------------    ------------    -----------    -----------    -----------    -----------

  Class E:
     Subscriptions                              120,866          12,662             --             --             --             --
     Redemptions                                 (9,197)        (13,603)            --             --             --             --
                                           ------------    ------------    -----------    -----------    -----------    -----------
        Net Increase (Decrease)                 111,669            (941)            --             --             --             --
                                           ------------    ------------    -----------    -----------    -----------    -----------

  Class F:
     Subscriptions                                8,397          19,307             --             --             --             --
     Redemptions                               (140,419)        (26,808)            --             --             --             --
                                           ------------    ------------    -----------    -----------    -----------    -----------
        Net Decrease                           (132,022)         (7,501)            --             --             --             --
                                           ------------    ------------    -----------    -----------    -----------    -----------

  Class Z:
     Subscriptions                                  498             174             11         23,586          1,464          1,008
     Issued for distributions reinvested             --              --             --             --             48             36
     Redemptions                                 (2,511)        (12,481)       (40,408)          (937)           (91)          (105)
                                           ------------    ------------    -----------    -----------    -----------    -----------
        Net Increase (Decrease)                  (2,013)        (12,307)       (40,397)        22,649          1,421            939
                                           ------------    ------------    -----------    -----------    -----------    -----------


              24 | See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS __________________________________________________
April 30, 2005 (Unaudited)                            Columbia Tax-Managed Funds

NOTE 1. ORGANIZATION

Columbia Funds Trust I (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Information presented in these financial statements pertains to the following diversified portfolios (individually referred to as a "Fund", collectively referred to as the "Funds"):

    Columbia Tax-Managed Growth Fund
    Columbia Tax-Managed Growth Fund II
    Columbia Tax-Managed Value Fund

INVESTMENT GOAL

Each Fund seeks long-term capital growth while reducing shareholder exposure to taxes, by investing primarily in large capitalization and middle capitalization stocks.

FUND SHARES

The Funds may issue an unlimited number of shares. Columbia Tax-Managed Growth Fund II and Columbia Tax-Managed Value Fund each offer four classes of shares:
Class A, Class B, Class C and Class Z. Columbia Tax-Managed Growth Fund offers six classes of shares: Class A, Class B, Class C, Class E, Class F and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class E and Class F shares are trust shares. Such shares are held in an irrevocable trust on behalf of the shareholder until a trust termination date, as specified by the shareholder. At such time, the shares pass to the shareholder's beneficiary. Class E shares are subject to a maximum front-end sales charge of 4.50% based on the amount of initial investment. Class E shares purchased without an initial sales charge are subject to a 1.00% CDSC on shares sold within eighteen months on an original purchase of $500,000 to $5 million. Class F shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class F shares will convert into Class E shares after eight years. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in each Fund's prospectus.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

________________________________________________________________________________
April 30, 2005 (Unaudited)                            Columbia Tax-Managed Funds

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS

Each Fund may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Awards from class action litigation are recorded as a reduction of cost if the Funds still own the applicable securities on the payment date. If the Funds no longer own the applicable securities, the proceeds are recorded as realized gains.

The Funds estimate components of distributions from real estate investment trusts (REITs). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as realized gains.

FOREIGN CURRENCY TRANSACTIONS

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations), and realized and unrealized gains (losses), are allocated to each class of the Funds on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

FEDERAL INCOME TAX STATUS

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

The Funds are managed using investment strategies that are designed to reduce (but not eliminate) the Funds' payment of taxable distributions to shareholders. From time to time, the Funds expect to distribute taxable income and capital gains. Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually.

________________________________________________________________________________
April 30, 2005 (Unaudited)                            Columbia Tax-Managed Funds

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended October 31, 2004 was as follows:

                                    ORDINARY        LONG-TERM      TAX RETURN
                                     INCOME       CAPITAL GAINS    OF CAPITAL
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED
  GROWTH FUND                     $          --   $          --   $          --
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED
  GROWTH FUND II                             --              --              --
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED
  VALUE FUND                            150,459              --              --

Unrealized appreciation and depreciation at April 30, 2005, based on cost of investments for federal income tax purposes was:

                                                                       NET
                                   UNREALIZED      UNREALIZED      UNREALIZED
                                  APPRECIATION    DEPRECIATION    APPRECIATION
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED
  GROWTH FUND                     $  41,935,434   $  (7,779,893)  $  34,155,541
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED
  GROWTH FUND II                      5,134,821      (1,950,807)      3,184,014
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED
  VALUE FUND                         13,565,924      (1,946,229)     11,619,695

The following capital loss carryforwards, determined as of October 31, 2004, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                                    COLUMBIA        COLUMBIA
                                   TAX-MANAGED     TAX-MANAGED      COLUMBIA
                                     GROWTH          GROWTH        TAX-MANAGED
EXPIRING IN:                          FUND           FUND II       VALUE FUND
--------------------------------------------------------------------------------
 2008                             $   5,548,322   $          --   $          --
--------------------------------------------------------------------------------
 2009                                90,676,212      17,627,867              --
--------------------------------------------------------------------------------
 2010                                55,723,137       9,577,005      10,685,137
--------------------------------------------------------------------------------
 2011                                12,700,626       2,648,834      11,272,748
--------------------------------------------------------------------------------
TOTAL                             $ 164,648,297   $  29,853,706   $  21,957,885

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISORY FEE

Columbia Management Advisors, Inc. ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Funds and receives a monthly investment advisory fee based on each Fund's average daily net assets at the following annual rates:

                                                       $500        $1 BILLION
                                        FIRST       MILLION TO         TO
                                     $500 MILLION   $1 BILLION    $1.5 BILLION
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED GROWTH FUND        0.52%          0.47%           0.42%
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED GROWTH FUND II     0.72%          0.67%           0.62%
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED VALUE FUND          0.72%         0.67%           0.62%

                                    $1.5 BILLION    $3 BILLION
                                        TO              TO             OVER
                                     $3 BILLION     $6 BILLION      $6 BILLION
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED GROWTH FUND        0.37%          0.35%           0.33%
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED GROWTH FUND II     0.57%          0.55%           0.53%
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED VALUE FUND         0.57%          0.55%           0.53%

For the six months ended April 30, 2005, the annualized effective investment advisory fee rates were as follows:

COLUMBIA TAX-MANAGED GROWTH FUND                                           0.52%
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED GROWTH FUND II                                        0.72%
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED VALUE FUND                                            0.72%

SUB-ADVISORY FEE

Stein Roe Investment Counsel LLC ("SRIC") has been retained by Columbia as sub-advisor to Columbia Tax-Managed Growth Fund and Columbia Tax-Managed Growth Fund II. As the sub-advisor, SRIC is responsible for daily investment operations, including placing all orders for the purchase and sale of portfolio securities for the two Funds. Columbia, from the investment advisory fee it receives, pays SRIC a monthly sub-advisory fee equal to a base rate of 0.20% annually of the average daily net assets for each of the two Funds. This base fee of 0.20% can be adjusted quarterly to an annual rate as high as 0.25% or to an annual rate as low as 0.15% depending on the relative investment performance of each fund, as compared to Morningstar, Inc.'s Large Blend category, over a specified period of time. In addition, Columbia's contract with SRIC provides that SRIC shall not receive a fee less than $350,000 per annum in the aggregate for managing both Columbia Tax-Managed Growth Fund and Columbia Tax-Managed Growth Fund II.

ADMINISTRATION FEE

Columbia provides administrative and other services to the Funds for a monthly administration fee based

________________________________________________________________________________
April 30, 2005 (Unaudited)                            Columbia Tax-Managed Funds

on each Fund's average daily net assets at the following annual rates:

COLUMBIA TAX-MANAGED GROWTH FUND                                           0.25%
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED GROWTH FUND II                                        0.05%
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED VALUE FUND                                            0.05%

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Funds under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Funds, Columbia receives from each Fund an annual flat fee of $10,000 paid monthly, and in any month that a Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Funds also pay additional fees for pricing services based on the number of securities held by each Fund.

For the six months ended April 30, 2005, the annualized effective pricing and bookkeeping fee rates for the Funds, inclusive of out-of-pocket expenses, were as follows:

COLUMBIA TAX-MANAGED GROWTH FUND                                          0.029%
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED GROWTH FUND II                                       0.031%
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED VALUE FUND                                           0.040%

TRANSFER AGENT FEE

Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Funds and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $28.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended April 30, 2005, the Funds' annualized effective transfer agent fee rates, inclusive of out-of-pocket fees, were as follows:

COLUMBIA TAX-MANAGED GROWTH FUND                                           0.22%
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED GROWTH FUND II                                        0.23%
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED VALUE FUND                                            0.19%

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Funds. For the six months ended April 30, 2005, the Distributor has retained net underwriting discounts and net CDSC fees as follows:

                                                                  FRONT-END
                                                                SALES CHARGE
--------------------------------------------------------------------------------
                                                              CLASS A   CLASS E
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED
  GROWTH FUND                                                 $ 2,842   $    --
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED
  GROWTH FUND II                                                  550        --
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED
  VALUE FUND                                                      972        --

                                                     CDSC
--------------------------------------------------------------------------------
                              CLASS A    CLASS B    CLASS C   CLASS E   CLASS F
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED
  GROWTH FUND                 $    --   $ 253,516     $ 662   $    --   $    --
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED
  GROWTH FUND II                   --      55,449        11        --        --
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED
  VALUE FUND                       --      79,107        68        --        --

The Funds have adopted a 12b-1 plan (the "Plan") which allows the payment of a monthly service and distribution fee to the Distributor based on the average daily net assets of each Fund at the following annual rates:

DISTRIBUTION FEES:            CLASS A    CLASS B    CLASS C   CLASS E   CLASS F
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED
  GROWTH FUND                     N/A        0.75%     0.75%     0.10%     0.75%
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED
  GROWTH FUND II                  N/A        0.75%     0.75%      N/A       N/A
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED
  VALUE FUND                     0.05%       0.75%     0.75%      N/A       N/A

SERVICE FEES:                 CLASS A    CLASS B    CLASS C   CLASS E   CLASS F
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED
  GROWTH FUND                    0.25%       0.25%     0.25%     0.25%     0.25%
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED
  GROWTH FUND II                 0.25%       0.25%     0.25%      N/A       N/A
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED
  VALUE FUND                     0.25%       0.25%     0.25%      N/A       N/A

________________________________________________________________________________
April 30, 2005 (Unaudited)                            Columbia Tax-Managed Funds

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

FEE WAIVERS

Columbia has voluntarily agreed to waive fees and reimburse Columbia Tax-Managed Growth Fund II for certain expenses so that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.25% of the first $100 million of average net assets and 1.50% of average net assets over $100 million annually. Columbia, at its discretion, may revise or discontinue this arrangement any time.

CUSTODY CREDITS

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

With the exception of one officer, all officers of the Funds are employees of Columbia or its affiliates and receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. Each Fund's fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

OTHER

Columbia provides certain services to the Funds related to Sarbanes-Oxley compliance. These amounts are included in "Other expenses" on the Statements of Operations. For the six months ended April 30, 2005, the Funds paid fees to Columbia for such services as follows:

COLUMBIA TAX-MANAGED GROWTH FUND                                        $   890
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED GROWTH FUND II                                         770
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED VALUE FUND                                             788

NOTE 5. PORTFOLIO INFORMATION

For the six months ended April 30, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

                                                  PURCHASES           SALES
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED
  GROWTH FUND                                    $  55,034,442     $ 99,406,902
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED
  GROWTH FUND II                                     7,975,385       13,379,852
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED
  VALUE FUND                                        16,392,302       22,284,527

NOTE 6. LINE OF CREDIT

The Funds and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statements of Operations. For the six months ended April 30, 2005, the Funds did not borrow under this arrangement.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

INDUSTRY FOCUS

The Funds may focus their investments in certain industries, subjecting them to greater risk than funds that are more diversified.

________________________________________________________________________________
April 30, 2005 (Unaudited)                            Columbia Tax-Managed Funds

LEGAL PROCEEDINGS

On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs are expected to file a consolidated amended complaint in June 2005.

The Funds and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Funds.

________________________________________________________________________________
April 30, 2005 (Unaudited)                            Columbia Tax-Managed Funds

In connection with events described in detail above, various parties have filed suit against certain funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL"). On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, can not currently be made.

For the six months ended April 30, 2005, Columbia has assumed legal, consulting services and Trustees' fees incurred by the Funds in connection with these matters as follows:

COLUMBIA TAX-MANAGED GROWTH FUND                                        $ 3,321
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED GROWTH FUND II                                         475
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED VALUE FUND                                             916

NOTE 8. PROPOSED REORGANIZATION

On February 10, 2005, the Board of Trustees approved a proposal to merge the Columbia Tax-Managed Growth Fund II into the Columbia Tax-Managed Growth Fund. Also on that date, the Board of Trustees approved a proposal to merge the Columbia Tax-Managed Value Fund into the Columbia Growth & Income Fund. The mergers are subject to approval by shareholders of the Funds and the satisfaction of certain other conditions. If approved, the mergers are expected to be completed in the third quarter of 2005.

If the mergers are not approved, the Funds would be reimbursed for any related merger costs.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                                                Columbia Tax-Managed Growth Fund

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                (UNAUDITED)
                                                 SIX MONTHS
                                                   ENDED                             YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        ------------------------------------------------------------
CLASS A SHARES                                      2005            2004           2003        2002        2001         2000
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD             $    13.42       $  13.09       $  10.87    $  12.68    $  18.38     $  17.19
                                                 ----------       --------       --------    --------    --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)                       0.03(b)       (0.04)         (0.03)      (0.02)      (0.06)       (0.12)
Net realized and unrealized gain (loss)
   on investments                                      0.20           0.37           2.25       (1.79)      (5.64)        1.31
                                                 ----------       --------       --------    --------    --------     --------
Total from investment operations                       0.23           0.33           2.22       (1.81)      (5.70)        1.19
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, END OF PERIOD                   $    13.65       $  13.42       $  13.09    $  10.87    $  12.68     $  18.38
Total return (c)                                       1.71%(d)       2.52%(e)      20.42%     (14.27)%    (31.01)%       6.92%
                                                 ----------       --------       --------    --------    --------     --------
RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                           1.34%(g)       1.39%          1.42%       1.41%       1.39%        1.44%
Net investment income (loss) (f)                       0.39%(g)      (0.30)%        (0.28)%     (0.18)%     (0.38)%      (0.67)%
Portfolio turnover rate                                  21%(d)         40%            39%         42%         82%          69%
Net assets, end of period (000's)                $   58,302       $ 62,390       $ 69,764    $ 66,760    $102,403     $163,502
                                                 ----------       --------       --------    --------    --------     --------


(a) Per share data was calculated using average shares outstanding during the period.

(b) Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.04 per share.

(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(d) Not annualized.

(e) Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class A shares total return.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g) Annualized.


                                                (UNAUDITED)
                                                 SIX MONTHS
                                                   ENDED                             YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        ------------------------------------------------------------
CLASS B SHARES                                      2005            2004           2003        2002        2001         2000
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD             $    12.65       $  12.43       $  10.39    $  12.22    $  17.85     $  16.82
                                                 ----------       --------       --------    --------    --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)                               (0.02)(b)      (0.14)         (0.11)      (0.11)      (0.17)       (0.26)
Net realized and unrealized gain (loss)
   on investments                                      0.19           0.36           2.15       (1.72)      (5.46)        1.29
                                                 ----------       --------       --------    --------    --------     --------
Total from investment operations                       0.17           0.22           2.04       (1.83)      (5.63)        1.03
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, END OF PERIOD                   $    12.82       $  12.65       $  12.43    $  10.39    $  12.22     $  17.85
Total return (c)                                       1.34%(d)       1.77%(e)      19.63%     (14.98)%    (31.54)%       6.12%
                                                 ----------       --------       --------    --------    --------     --------
RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                           2.09%(g)       2.14%          2.17%       2.16%       2.14%        2.19%
Net investment loss (f)                               (0.36)%(g)     (1.05)%        (1.03)%     (0.93)%     (1.13)%      (1.42)%
Portfolio turnover rate                                  21%(d)         40%            39%         42%         82%          69%
Net assets, end of period (000's)                $  145,231       $173,189       $213,481    $216,801    $327,645     $532,082
                                                 ----------       --------       --------    --------    --------     --------


(a) Per share data was calculated using average shares outstanding during the period.

(b) Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.04 per share.

(c) Total return at net asset value assuming no contingent deferred sales charge.

(d) Not annualized.

(e) Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class B shares total return.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g) Annualized.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                                                Columbia Tax-Managed Growth Fund

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                (UNAUDITED)
                                                 SIX MONTHS
                                                   ENDED                             YEAR ENDED OCTOBER 31,
                                                  APRIL 30,       ------------------------------------------------------------
CLASS C SHARES                                     2005             2004           2003        2002        2001         2000
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD             $    12.65       $  12.43       $  10.39    $  12.21    $  17.85     $  16.82
                                                 ----------       --------       --------    --------    --------     --------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss (a)                               (0.02)(b)      (0.14)         (0.11)      (0.11)      (0.17)       (0.26)
Net realized and unrealized gain (loss)
   on investments                                      0.19           0.36           2.15       (1.71)      (5.47)        1.29
                                                 ----------       --------       --------    --------    --------     --------
Total from investment operations                       0.17           0.22           2.04       (1.82)      (5.64)        1.03
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, END OF PERIOD                   $    12.82       $  12.65       $  12.43    $  10.39    $  12.21     $  17.85
Total return (c)                                       1.34%(d)       1.77%(e)      19.63%     (14.91)%    (31.60)%       6.12%
                                                 ----------       --------       --------    --------    --------     --------
RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                           2.09%(g)       2.14%          2.17%       2.16%       2.14%        2.19%
Net investment loss (f)                               (0.36)%(g)     (1.05)%        (1.03)%     (0.93)%     (1.13)%      (1.42)%
Portfolio turnover rate                                  21%(d)         40%            39%         42%         82%          69%
Net assets, end of period (000's)                $   22,231       $ 25,416       $ 30,035    $ 30,837    $ 47,069     $ 80,232
                                                 ----------       --------       --------    --------    --------     --------


(a) Per share data was calculated using average shares outstanding during the period.

(b) Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.04 per share.

(c) Total return at net asset value assuming no contingent deferred sales charge.

(d) Not annualized.

(e) Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class C shares total return.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g) Annualized.


                                                (UNAUDITED)
                                                 SIX MONTHS
                                                   ENDED                             YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        ------------------------------------------------------------
CLASS E SHARES                                      2005            2004           2003        2002        2001        2000(a)
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD             $    13.34       $  13.02       $  10.82    $  12.63    $  18.34     $  17.17
                                                 ----------       --------       --------    --------    --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                       0.01(c)       (0.05)         (0.04)      (0.03)      (0.07)       (0.14)
Net realized and unrealized gain (loss)
   on investments                                      0.21           0.37           2.24       (1.78)      (5.64)        1.31
                                                 ----------       --------       --------    --------    --------     --------
Total from investment operations                       0.22           0.32           2.20       (1.81)      (5.71)        1.17
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, END OF PERIOD                   $    13.56       $  13.34       $  13.02    $  10.82    $  12.63     $  18.34
Total return (d)                                       1.65%(e)       2.46%(f)      20.33%     (14.33)%    (31.13)%       6.81%
                                                 ----------       --------       --------    --------    --------     --------
RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                                           1.44%(h)       1.49%          1.52%       1.51%       1.49%        1.54%
Net investment income (loss) (g)                       0.21%(h)      (0.40)%        (0.38)%     (0.28)%     (0.48)%      (0.77)%
Portfolio turnover rate                                  21%(e)         40%            39%         42%         82%          69%
Net assets, end of period (000's)                $    8,696       $  7,065       $  6,908    $  5,794    $  6,820     $  9,171
                                                 ----------       --------       --------    --------    --------     --------


(a) Class E shares were collapsed into Class G shares on February 28, 2000, which were then redesignated Class E shares.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.04 per share.

(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(e) Not annualized.

(f) Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class E shares total return.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h) Annualized.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                                                Columbia Tax-Managed Growth Fund

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                (UNAUDITED)
                                                 SIX MONTHS
                                                   ENDED                             YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        ------------------------------------------------------------
CLASS F SHARES                                      2005            2004           2003        2002        2001       2000 (a)
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD             $    12.67       $  12.44       $  10.41    $  12.23    $  17.87     $  16.83
                                                 ----------       --------       --------    --------    --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                               (0.02)(c)      (0.14)         (0.11)      (0.11)      (0.17)       (0.26)
Net realized and unrealized gain (loss)
   on investments                                      0.18           0.37           2.14       (1.71)      (5.47)        1.30
                                                 ----------       --------       --------    --------    --------     --------
Total from investment operations                       0.16           0.23           2.03       (1.82)      (5.64)        1.04
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, END OF PERIOD                   $    12.83       $  12.67       $  12.44    $  10.41    $  12.23     $  17.87
Total return (d)                                       1.26%(e)       1.85%(f)      19.50%     (14.88)%    (31.56)%       6.18%
                                                 ----------       --------       --------    --------    --------     --------
RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                                           2.09%(h)       2.14%          2.17%       2.16%       2.14%        2.19%
Net investment loss (g)                               (0.36)%(h)     (1.05)%        (1.03)%     (0.93)%     (1.13)%      (1.42)%
Portfolio turnover rate                                  21%(e)         40%            39%         42%         82%          69%
Net assets, end of period (000's)                $    8,797       $ 10,353       $ 10,265    $  8,709    $ 10,101     $ 13,368
                                                 ----------       --------       --------    --------    --------     --------


(a) Class F shares were collapsed into Class H shares on February 28, 2000, which were then redesignated Class F shares.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.04 per share.

(d) Total return at net asset value assuming no contingent deferred sales charge.

(e) Not annualized.

(f) Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class F shares total return.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h) Annualized.


                                                (UNAUDITED)
                                                 SIX MONTHS
                                                   ENDED                             YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        ------------------------------------------------------------
CLASS Z SHARES                                      2005            2004           2003        2002        2001         2000
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD             $    13.62       $  13.24       $  10.96    $  12.76    $  18.46     $  17.23
                                                 ----------       --------       --------    --------    --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)                       0.05(b)       (0.01)         (0.01)       0.01       (0.02)       (0.08)
Net realized and unrealized gain (loss)
   on investments                                      0.20           0.39           2.29       (1.81)      (5.68)        1.31
                                                 ----------       --------       --------    --------    --------     --------
Total from investment operations                       0.25           0.38           2.28       (1.80)      (5.70)        1.23
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, END OF PERIOD                   $    13.87       $  13.62       $  13.24    $  10.96    $  12.76     $  18.46
Total return (c)                                       1.84%(d)       2.87%(e)      20.80%     (14.11)%    (30.88)%       7.14%
                                                 ----------       --------       --------    --------    --------     --------
RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                           1.09%(g)       1.14%          1.17%       1.16%       1.14%        1.19%
Net investment income (loss) (f)                       0.65%(g)      (0.06)%        (0.03)%      0.07%      (0.13)%      (0.42)%
Portfolio turnover rate                                  21%(d)         40%            39%         42%         82%          69%
Net assets, end of period (000's)                $      264       $    286       $    442    $     80    $    915     $  1,941
                                                 ----------       --------       --------    --------    --------     --------


(a) Per share data was calculated using average shares outstanding during the period.

(b) Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.04 per share.

(c) Total return at net asset value.

(d) Not annualized.

(e) Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class Z shares total return.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g) Annualized.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                                             Columbia Tax-Managed Growth Fund II

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                (UNAUDITED)
                                                 SIX MONTHS
                                                   ENDED                             YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        ------------------------------------------------------------
CLASS A SHARES                                      2005            2004           2003        2002        2001       2000 (a)
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD             $     8.50       $   8.33       $   6.94    $   7.92    $  11.55     $  12.00
                                                 ----------       --------       --------    --------    --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                       0.01(c)       (0.04)         (0.02)      (0.02)      (0.04)       (0.07)
Net realized and unrealized gain (loss)
   on investments                                      0.12           0.21           1.41       (0.96)      (3.59)       (0.38)
                                                 ----------       --------       --------    --------    --------     --------
Total from investment operations                       0.13           0.17           1.39       (0.98)      (3.63)       (0.45)
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, END OF PERIOD                   $     8.63       $   8.50       $   8.33    $   6.94    $   7.92     $  11.55
Total return (d)(e)                                    1.53%(f)       2.04%(g)      20.03%     (12.37)%    (31.43)%      (3.75)%(f)
                                                 ----------       --------       --------    --------    --------     --------
RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                           1.50%(i)       1.50%          1.50%       1.50%       1.50%        1.50%(i)
Net investment income (loss) (h)                       0.19%(i)      (0.41)%        (0.33)%     (0.29)%     (0.42)%   (0.84)%(i)
Waiver/reimbursement                                   0.13%(i)       0.07%          0.25%       0.20%       0.16%        0.62%(i)
Portfolio turnover rate                                  21%(f)         38%            36%         49%         90%          32%(f)
Net assets, end of period (000's)                $    5,976       $  6,634       $  7,515    $  7,692    $  9,486     $  6,769
                                                 ----------       --------       --------    --------    --------     --------


(a) The Fund commenced investment operations on March 7, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.03 per share.

(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(e) Had the Investment Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Not annualized.

(g) Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class A shares total return.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.


                                                (UNAUDITED)
                                                 SIX MONTHS
                                                   ENDED                             YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        ------------------------------------------------------------
CLASS B SHARES                                      2005            2004           2003        2002        2001       2000 (a)
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD             $     8.21       $   8.10       $   6.80    $   7.82    $  11.51     $  12.00
                                                 ----------       --------       --------    --------    --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                               (0.02)(c)      (0.10)         (0.08)      (0.08)      (0.11)       (0.12)
Net realized and unrealized gain (loss)
   on investments                                      0.11           0.21           1.38       (0.94)      (3.58)       (0.37)
                                                 ----------       --------       --------    --------    --------     --------
Total from investment operations                       0.09           0.11           1.30       (1.02)      (3.69)       (0.49)
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, END OF PERIOD                   $     8.30       $   8.21       $   8.10    $   6.80    $   7.82     $  11.51
Total return (d)(e)                                    1.10%(f)       1.36%(g)      19.12%     (13.04)%    (32.06)%   (4.08)%(f)
                                                 ----------       --------       --------    --------    --------     --------
RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                           2.25%(i)       2.25%          2.25%       2.25%       2.25%        2.25%(i)
Net investment loss (h)                               (0.54)%(i)     (1.16)%        (1.08)%     (1.04)%     (1.17)%      (1.59)%(i)
Waiver/reimbursement                                   0.13%(i)       0.07%          0.25%       0.20%       0.16%        0.62%(i)
Portfolio turnover rate                                  21%(f)         38%            36%         49%         90%          32%(f)
Net assets, end of period (000's)                $   23,659       $ 26,584       $ 31,557    $ 30,871    $ 42,391     $ 50,859
                                                 ----------       --------       --------    --------    --------     --------


(a) The Fund commenced investment operations on March 7, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.03 per share.

(d) Total return at net asset value assuming no contingent deferred sales charge.

(e) Had the Investment Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Not annualized.

(g) Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class B shares total return.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                                             Columbia Tax-Managed Growth Fund II

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                (UNAUDITED)
                                                 SIX MONTHS
                                                   ENDED                             YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        ------------------------------------------------------------
CLASS C SHARES                                      2005            2004           2003        2002        2001       2000 (a)
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD             $     8.19       $   8.08       $   6.78    $   7.80    $  11.50     $  12.00
                                                 ----------       --------       --------    --------    --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                               (0.02)(c)      (0.10)         (0.08)      (0.08)      (0.11)       (0.12)
Net realized and unrealized gain (loss)
   on investments                                      0.11           0.21           1.38       (0.94)      (3.59)       (0.38)
                                                 ----------       --------       --------    --------    --------     --------
Total from investment operations                       0.09           0.11           1.30       (1.02)      (3.70)       (0.50)
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, END OF PERIOD                   $     8.28       $   8.19       $   8.08    $   6.78    $   7.80     $  11.50
Total return (d)(e)                                    1.10%(f)       1.36%(g)      19.17%     (13.08)%    (32.17)%      (4.17)%(f)
                                                 ----------       --------       --------    --------    --------     --------
RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                           2.25%(i)       2.25%          2.25%       2.25%       2.25%        2.25%(i)
Net investment loss (h)                               (0.54)%(i)     (1.16)%        (1.08)%     (1.04)%     (1.17)%      (1.59)%(i)
Waiver/reimbursement                                   0.13%(i)       0.07%          0.25%       0.20%       0.16%        0.62%(i)
Portfolio turnover rate                                  21%(f)         38%            36%         49%         90%          32%(f)
Net assets, end of period (000's)                $    4,819       $  5,389       $  6,444    $  6,481    $  8,994     $  5,801
                                                 ----------       --------       --------    --------    --------     --------


(a) The Fund commenced investment operations on March 7, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.03 per share.

(d) Total return at net asset value assuming no contingent deferred sales charge.

(e) Had the Investment Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Not annualized.

(g) Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class C shares total return.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.


                                                (UNAUDITED)
                                                 SIX MONTHS
                                                   ENDED                             YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        ------------------------------------------------------------
CLASS Z SHARES                                      2005            2004           2003        2002        2001       2000 (a)
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD             $     8.59       $   8.39       $   6.97    $   7.95    $  11.58     $  12.00
                                                 ----------       --------       --------    --------    --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                       0.03(c)       (0.01)         (0.01)      --(d)       (0.02)       (0.05)
Net realized and unrealized gain (loss)
   on investments                                      0.11           0.21           1.43       (0.98)      (3.61)       (0.37)
                                                 ----------       --------       --------    --------    --------     --------
Total from investment operations                       0.14           0.20           1.42       (0.98)      (3.63)       (0.42)
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, END OF PERIOD                   $     8.73       $   8.59       $   8.39    $   6.97    $   7.95     $  11.58
Total return (e)(f)                                    1.63%(g)       2.38%(h)      20.37%     (12.33)%    (31.35)%      (3.50)%(g)
                                                 ----------       --------       --------    --------    --------     --------
RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (i)                                           1.25%(j)       1.25%          1.25%       1.25%       1.25%        1.25%(j)
Net investment income (loss) (i)                       0.64%(j)      (0.16)%        (0.08)%     (0.04)%     (0.17)%      (0.59)%(j)
Waiver/reimbursement                                   0.13%(j)       0.07%          0.25%       0.20%       0.16%        0.62%(j)
Portfolio turnover rate                                  21%(g)         38%            36%         49%         90%          32%(g)
Net assets, end of period (000's)                $      710       $  1,045       $    831    $    894    $  1,211     $  4,740
                                                 ----------       --------       --------    --------    --------     --------


(a) The Fund commenced investment operations on March 7, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.03 per share.

(d) Rounds to less than $0.01 per share.

(e) Had the Investment Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Total return at net asset value.

(g) Not annualized.

(h) Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's Class Z shares total return.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j) Annualized.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                                                 Columbia Tax-Managed Value Fund

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                (UNAUDITED)
                                                 SIX MONTHS
                                                   ENDED                             YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        ------------------------------------------------------------
CLASS A SHARES                                      2005            2004           2003        2002        2001         2000
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD             $    11.40       $  10.10       $   8.89    $  11.40    $  11.41     $  10.64
                                                 ----------       --------       --------    --------    --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                              0.07           0.09           0.07        0.04        0.04         0.04
Net realized and unrealized gain (loss)
   on investments                                      0.54           1.30           1.14       (2.55)      (0.05)        0.73
                                                 ----------       --------       --------    --------    --------     --------
Total from investment operations                       0.61           1.39           1.21       (2.51)      (0.01)        0.77
                                                 ----------       --------       --------    --------    --------     --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.11)         (0.09)            --          --          --           --
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, END OF PERIOD                   $    11.90       $  11.40       $  10.10    $   8.89    $  11.40     $  11.41
Total return (b)                                       5.32%(c)      13.78%         13.61%     (22.02)%     (0.09)%       7.24%
                                                 ----------       --------       --------    --------    --------     --------
RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (d)                                           1.50%(e)       1.52%          1.70%       1.61%       1.71%        1.80%
Net investment income (d)                              1.11%(e)       0.82%          0.72%       0.34%       0.32%        0.39%
Portfolio turnover rate                                  22%(c)         38%            68%         72%         47%          76%
Net assets, end of period (000's)                $   14,438       $ 14,522       $ 16,725    $ 19,767    $ 25,694     $ 14,017
                                                 ----------       --------       --------    --------    --------     --------


(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Not annualized.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(e) Annualized.


                                                (UNAUDITED)
                                                 SIX MONTHS
                                                   ENDED                             YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        ------------------------------------------------------------
CLASS B SHARES                                      2005            2004           2003        2002        2001         2000
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD             $    11.07       $   9.80       $   8.68    $  11.22    $  11.30     $  10.61
                                                 ----------       --------       --------    --------    --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)                       0.02           0.01             --(b)    (0.04)      (0.04)       (0.03)
Net realized and unrealized gain (loss)
   on investments                                      0.53           1.26           1.12       (2.50)      (0.04)        0.72
                                                 ----------       --------       --------    --------    --------     --------
Total from investment operations                       0.55           1.27           1.12       (2.54)      (0.08)        0.69
                                                 ----------       --------       --------    --------    --------     --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.03)            --(b)          --          --          --           --
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, END OF PERIOD                   $    11.59       $  11.07       $   9.80    $   8.68    $  11.22     $  11.30
Total return (c)                                       4.96%(d)      12.98%         12.90%     (22.64)%     (0.71)%       6.50%
                                                 ----------       --------       --------    --------    --------     --------
RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (e)                                           2.20%(f)       2.22%          2.40%       2.31%       2.41%        2.50%
Net investment income (loss) (e)                       0.41%(f)       0.12%          0.02%      (0.36)%     (0.38)%      (0.31)%
Portfolio turnover rate                                  22%(d)         38%            68%         72%         47%          76%
Net assets, end of period (000's)                $   44,650       $ 46,717       $ 50,117    $ 52,701    $ 69,720     $ 49,112
                                                 ----------       --------       --------    --------    --------     --------


(a) Per share data was calculated using average shares outstanding during the period.

(b) Rounds to less than $0.01 per share.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d) Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f) Annualized.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                                                 Columbia Tax-Managed Value Fund

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                (UNAUDITED)
                                                 SIX MONTHS
                                                   ENDED                             YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        ------------------------------------------------------------
CLASS C SHARES                                      2005            2004           2003        2002        2001         2000
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD             $    11.07       $   9.80       $   8.68    $  11.22    $  11.30     $  10.61
                                                 ----------       --------       --------    --------    --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)                       0.02           0.01             --(b)    (0.04)      (0.04)       (0.03)
Net realized and unrealized gain (loss)
   on investments                                      0.53           1.26           1.12       (2.50)      (0.04)        0.72
                                                 ----------       --------       --------    --------    --------     --------
Total from investment operations                       0.55           1.27           1.12       (2.54)      (0.08)        0.69
                                                 ----------       --------       --------    --------    --------     --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.03)            --(b)          --          --          --           --
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, END OF PERIOD                   $    11.59       $  11.07       $   9.80    $   8.68    $  11.22     $  11.30
Total return (c)                                       4.96%(d)      12.98%         12.90%     (22.64)%     (0.71)%       6.50%
                                                 ----------       --------       --------    --------    --------     --------
RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (e)                                           2.20%(f)       2.22%          2.40%       2.31%       2.41%        2.50%
Net investment income (loss) (e)                       0.41%(f)       0.12%          0.02%      (0.36)%     (0.38)%      (0.31)%
Portfolio turnover rate                                  22%(d)         38%            68%         72%         47%          76%
Net assets, end of period (000's)                $   10,964       $ 11,864       $ 13,674    $ 17,463    $ 21,367     $ 10,331
                                                 ----------       --------       --------    --------    --------     --------


(a) Per share data was calculated using average shares outstanding during the period.

(b) Rounds to less than $0.01 per share.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d) Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f) Annualized.


                                                (UNAUDITED)
                                                 SIX MONTHS
                                                   ENDED                             YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        ------------------------------------------------------------
CLASS Z SHARES                                      2005            2004           2003        2002        2001         2000
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD             $    11.53       $  10.22       $   8.96    $  11.46    $  11.43     $  10.65
                                                 ----------       --------       --------    --------    --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                              0.08           0.13           0.10        0.07        0.07         0.07
Net realized and unrealized gain (loss)
   on investments                                      0.56           1.30           1.16       (2.57)      (0.04)        0.71
                                                 ----------       --------       --------    --------    --------     --------
Total from investment operations                       0.64           1.43           1.26       (2.50)       0.03         0.78
                                                 ----------       --------       --------    --------    --------     --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.14)         (0.12)            --          --          --           --
                                                 ----------       --------       --------    --------    --------     --------
NET ASSET VALUE, END OF PERIOD                   $    12.03       $  11.53       $  10.22    $   8.96    $  11.46     $  11.43
Total return (b)                                       5.54%(c)      14.10%         14.06%     (21.82)%      0.26%        7.32%
                                                 ----------       --------       --------    --------    --------     --------
RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (d)                                           1.20%(e)       1.22%          1.40%       1.31%       1.41%        1.50%
Net investment income (d)                              1.37%(e)       1.12%          1.02%       0.64%       0.62%        0.69%
Portfolio turnover rate                                  22%(c)         38%            68%         72%         47%          76%
Net assets, end of period (000's)                $       66       $     47       $     32    $      1    $      1     $      1
                                                 ----------       --------       --------    --------    --------     --------


(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested.

(c) Not annualized.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(e) Annualized.

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY ________________________
AND SUB-ADVISORY AGREEMENTS                           Columbia Tax-Managed Funds

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") requires that the Board of Trustees/Directors (the "Board") of the Columbia Funds (the "Funds"), including a majority of the Trustees and Directors (collectively, the "Trustees") who are not "interested persons" of the Trusts, as defined in the 1940 Act (the "Independent Trustees"), annually review and approve the terms of the Funds' investment advisory and sub-advisory agreements. At a meeting held on October 13, 2004, the Board reviewed and approved the management contracts ("Advisory Agreement") with Columbia Management Advisors, Inc. ("CMA") and the sub-advisory agreement between CMA and Stein Roe Investment Counsel LLC (the "Sub-Advisor") for the Funds. The management contract with CMA and the sub-advisory agreement with SRIC are collectively referred to as the "Advisory Agreements"

At meetings held on September 23, 2004 and October 12, 2004, the Advisory Fees and Expenses Committee (the "Committee") of the Board considered the factors described below relating to the selection of CMA and the Sub-Advisor and the approval of the Advisory Agreements. At a meeting held on October 13, 2004, the Board, including the Independent Trustees (who were advised by their independent legal counsel), considered these factors and reached the conclusions described below.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered information regarding the nature, extent and quality of services that CMA and the Sub-Advisor provide to the Funds under the Advisory Agreements. CMA provided the most recent investment adviser registration form ("Form ADV") and code of ethics for CMA to the Board. The Board reviewed information on the status of Securities and Exchange Commission ("SEC") and New York Attorney General ("NYAG") proceedings against CMA and certain of its affiliates, including the agreement in principle entered into with the SEC and the NYAG on March 15, 2004 to settle civil complaints filed by the SEC and the NYAG relating to trading activity in mutual fund shares. 1

The Board evaluated the ability of CMA and the Sub-Advisor, including their resources, reputations and other attributes, to attract and retain highly qualified research, advisory and supervisory investment professionals. The Board considered information regarding CMA's compensation program for its personnel involved in the management of the Funds.

Based on these considerations and other factors, including those referenced below, the Board concluded that they were generally satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by CMA and the Sub-Advisor.

FUND PERFORMANCE AND EXPENSES

CMA provided the Board with relative performance and expense information for the Funds in a report prepared by Lipper Inc. ("Lipper") an independent provider of investment company data. The Board considered the total return performance information, which included the ranking of each Fund within a performance universe made up of funds with the same Lipper investment classification and objective (the "Performance Universe") by total return for one-year, three-year, five-year, ten-year or life of fund periods, as applicable. They also considered each Fund's performance in comparison to the performance results of a group (the "Performance Peer Group") of funds selected by Lipper based on similarities in fund type (e.g. open-end), investment classification and objective, asset size, load type and 12b-1/service fees and other expense features, and to the performance results of the Fund's benchmark index. The Board reviewed a description of Lipper's methodology for selecting the mutual funds in each Fund's Performance Peer Group and Performance Universe.

The Board considered statistical information regarding each Fund's total expenses and certain components thereof, including management fees (both actual management fees based on expenses for advisory and administrative fees including any reductions for fee waivers and expense reimbursements as well as contractual management fees that are computed for a hypothetical level of assets), actual non-management expenses, and fee waivers/caps and expense reimbursements. They also considered comparisons of these expenses to the expense information for funds within a group (the

1 On February 9, 2005, CMA and its affiliate, Columbia Funds Distributor, Inc., entered into settlement agreements with the SEC and the NYAG that contain substantially the terms outlined in the agreements in principle.

________________________________________________________________________________
                                                      Columbia Tax-Managed Funds

"Expense Peer Group") selected by Lipper based on similarities in fund type (e.g. open-end), investment classification and objective, asset size, load type and 12b-1/service fees and other expense features (but which, unlike the Performance Peer Group, may include funds with several different investment classifications and objectives) and an expense universe ("Expense Universe") selected by Lipper based on the criteria for determining the Expense Peer Group other than asset size. The expense information in the Lipper report took into account all existing fee waivers and expense reimbursements as well as all voluntary advisory fee reductions applicable to certain Funds that were being proposed by management in order to reduce the aggregate advisory fees received from mutual funds advised by CMA and Banc of America Capital Management, LLC ("BACAP") by $32 million per year for five years as contemplated by the agreement in principle with the NYAG.

The Committee also considered the projected impact on expenses of these Funds resulting from the overall cost reductions that management anticipated would result from the proposed shift to a common group of service providers for transfer agency, fund accounting and custody services for mutual funds advised by Bank of America affiliates.

The Board also considered information in the Lipper report that ranked each Fund based on (i) each Fund's one-year performance and actual management fees, (ii) each Fund's one-year performance and total expenses and (iii) each Fund's 3-year performance and total expenses. Based on these comparisons and expense and performance rankings of each Fund in the Lipper Report, CMA determined an overall score for each Fund. The Committee and the Board also considered projected savings to the Funds that would result from certain modifications in soft dollar arrangements.

The Committee also considered more detailed information relating to certain Funds, including Columbia Tax-Managed Value Fund, that were highlighted for additional review based upon the Lipper report, ranked poorly in terms of overall expense or management fees, maintained poor performance or demonstrated a combination of below average to poor performance while maintaining below average or poor expense rankings. At its September 23, 2004 meeting, the Committee discussed these Funds with management and in executive session. The Committee requested additional information from management regarding the cause(s) of the below-average relative performance of these Funds, any remedial actions management recommended to improve performance and the general standards for review of portfolio manager performance. At its October 12, 2004 meeting, the Committee considered additional information provided by management regarding these Funds. The Tax-Managed Value Fund was identified for further review based on poor one and three year relative performance against total expenses and poor one-year relative performance against actual management fees. Management noted portfolio management changes for this Fund that were implemented in late 2003 as well as improvements in relative performance in 2004. The Board also considered management's proposal to merge or liquidate some of these Funds.

Based on these considerations and other factors, the Board concluded that the overall performance and expense results supported by the approval of the Advisory Agreements for each Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the proposed contractual investment advisory fee rates (the "Advisory Agreement Rates") payable by the Funds to CMA for investment advisory services. The Board also reviewed and considered the proposed contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement") payable by CMA to the Sub-Advisor for investment sub-advisory services. In addition, the Board reviewed and considered the existing and proposed fee waiver and reimbursement arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the fee waivers and reimbursements into account (the "Net Advisory Rates"). At previous meetings, the Committee had separately considered management's proposal to reduce annual investment advisory fees for certain Funds under the NYAG agreement in principle and the impact of these reductions on each affected Fund. Additionally, the Board considered information comparing the Advisory Agreement Rates and Net Advisory Rates (both on a stand-alone basis and on a combined basis with the Funds' administration fee rates) with

________________________________________________________________________________
                                                      Columbia Tax-Managed Funds

those of the other funds in the Expense Peer Group. The Board concluded that the Advisory Agreement Rates and Net Advisory Rates represented reasonable compensation to CMA, in light of the nature, extent and quality of the services provided to the Funds, the fees paid and expenses borne by comparable funds and the costs that CMA incurs in providing these services to the Funds.

PROFITABILITY

The Board considered a detailed profitability analysis of CMA based on 2003 financial statements, adjusted to take into account advisory fee reductions implemented in November 2003 and proposed reductions under the NYAG proposed settlement. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that CMA and its affiliates received for providing these services to the Funds were not unreasonable. The Board did not receive information regarding the profitability of unaffiliated Sub-Advisers given that the sub-advisory fees are paid to the Sub-Advisers by CMA and not directly by the Funds, and that the Board separately determined that the Advisory Agreement Rates were fair and equitable.

ECONOMIES OF SCALE

In evaluating potential economies of scale, the Board considered CMA's proposal to implement a standardized breakpoint schedule for combined advisory and administrative fees for the majority of the funds of the same general asset type within the Columbia Funds complex (other than index and closed-end funds). The Board noted that the standardization of the breakpoints would not result in a fee increase for any Fund. The Board concluded that any actual or potential economies of scale are, or will be, shared fairly with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints at current and reasonably foreseeable asset levels. The Board did not receive information regarding economies of scale of unaffiliated sub-advisers given that the sub-advisory fees are paid to the sub-advisers by CMA and not directly by each Fund.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

In evaluating the proposed fee reductions under the NYAG agreement in principle, the Board considered information regarding the advisory fee rates charged by BACAP for the Nations Funds. Members of the Committee and the Board had also separately reviewed advisory fee rates for variable insurance product funds advised by CMA. This information assisted the Board in assessing the reasonableness of fees paid under the Advisory Agreements in light of the nature, extent and quality of services provided under those agreements.

OTHER BENEFITS TO CMA AND THE SUB-ADVISOR

The Board considered information regarding potential "fall-out" or ancillary benefits received by CMA and its affiliates and the Sub-Advisor as a result of their relationship with the Funds. These benefits could include benefits directly attributable to the relationship of CMA and the Sub-Advisor with the Funds (such as soft dollar credits) and benefits potentially derived from an increase in the business of CMA and the Sub-Advisor as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by CMA and its affiliates or a Sub-Advisor and its affiliates).

OTHER FACTORS AND BROADER REVIEW

The Board reviews detailed materials provided by CMA and the Sub-Advisor annually as part of the approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board reviews information provided by CMA at their regular meetings, including, among other things, a detailed portfolio review, and detailed fund performance reports. In addition, the Board interviews the heads of each investment area at each regular meeting of the Board and selected portfolio managers of the Funds at various times throughout the year. After considering the above-described factors and based on the deliberations and their evaluation of the information provided to them, the Board concluded that re-approval of the Advisory Agreements for each of the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the Advisory Agreements.

COLUMBIA FUNDS _________________________________________________________________
                                                      Columbia Tax-Managed Funds

                              --------------------------------------------------
              LARGE GROWTH    Columbia Growth Stock
                              Columbia Large Cap Growth
                              Columbia Tax-Managed Growth
                              Columbia Tax-Managed Growth II*
                              Columbia Young Investor
                              --------------------------------------------------
               LARGE VALUE    Columbia Disciplined Value
                              Columbia Growth & Income*
                              Columbia Large Cap Core
                              Columbia Tax-Managed Value*
                              --------------------------------------------------
             MIDCAP GROWTH    Columbia Acorn Select
                              Columbia Mid Cap Growth
                              --------------------------------------------------
              MIDCAP VALUE    Columbia Dividend Income
                              Columbia Mid Cap Value*
                              Columbia Strategic Investor
                              --------------------------------------------------
              SMALL GROWTH    Columbia Acorn
                              Columbia Acorn USA
                              Columbia Small Company Equity
                              --------------------------------------------------
               SMALL VALUE    Columbia Small Cap Value
                              --------------------------------------------------
                  BALANCED    Columbia Asset Allocation
                              Columbia Balanced
                              Columbia Liberty Fund
                              Columbia Thermostat
                              --------------------------------------------------
                 SPECIALTY    Columbia Real Estate Equity
                              Columbia Technology
                              Columbia Utilities
                              --------------------------------------------------
      TAXABLE FIXED-INCOME    Columbia Corporate Bond**
                              Columbia Federal Securities
                              Columbia Fixed Income Securities*
                              Columbia High Yield
                              Columbia High Yield Opportunity
                              Columbia Income*
                              Columbia Intermediate Bond
                              Columbia Intermediate Government Income*
                              Columbia Quality Plus Bond
                              Columbia Short Term Bond*
                              Columbia Strategic Income
                              --------------------------------------------------
                TAX EXEMPT    Columbia High Yield Municipal
                              Columbia Intermediate Tax-Exempt Bond
                              Columbia Managed Municipals*
                              Columbia National Municipal Bond**
                              Columbia Tax-Exempt
                              Columbia Tax-Exempt Insured

________________________________________________________________________________
                                                      Columbia Tax-Managed Funds

                              --------------------------------------------------
   SINGLE STATE TAX EXEMPT    Columbia California Tax-Exempt
                              Columbia Connecticut Intermediate Municipal Bond
                              Columbia Connecticut Tax-Exempt
                              Columbia Florida Intermediate Municipal Bond*
                              Columbia Massachusetts Intermediate Municipal Bond
                              Columbia Massachusetts Tax-Exempt
                              Columbia New Jersey Intermediate Municipal Bond
                              Columbia New York Intermediate Municipal Bond
                              Columbia New York Tax-Exempt
                              Columbia Oregon Municipal Bond
                              Columbia Pennsylvania Intermediate Municipal Bond*
                              Columbia Rhode Island Intermediate Municipal Bond
                              --------------------------------------------------
              MONEY MARKET    Columbia Money Market*
                              Columbia Municipal Money Market*
                              --------------------------------------------------
      INTERNATIONAL/GLOBAL    Columbia Acorn International
                              Columbia Acorn International Select
                              Columbia Global Equity
                              Columbia International Stock
                              Columbia Newport Greater China
                              Columbia Newport Tiger*
                              --------------------------------------------------
                     INDEX    Columbia Large Company Index*
                              Columbia Small Company Index*
                              Columbia U.S. Treasury Index

                           * The fund is closed to new investments. The fund's trustees have approved the merger of this fund, which is scheduled to occur before the end of 2005.

                          ** The fund is closed to new investments. The fund's trustees have approved the liquidation of this fund.

                              PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF A MUTUAL FUND CAREFULLY BEFORE INVESTING. CONTACT US AT 800-345-6611 FOR A PROSPECTUS WHICH CONTAINS THIS AND OTHER IMPORTANT INFORMATION ABOUT THE FUND. READ IT CAREFULLY BEFORE YOU INVEST.

                              For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

                              Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. (CMA) is a SEC registered investment advisor and wholly owned subsidiary of Bank of America, N.A. CMA is part of Columbia Management.

IMPORTANT INFORMATION ABOUT THIS REPORT ________________________________________
                                                      Columbia Tax-Managed Funds

TRANSFER AGENT

Columbia Funds Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800-345-6611

DISTRIBUTOR

Columbia Funds Distributor, Inc.
One Financial Center
Boston MA 02111

INVESTMENT ADVISOR

Columbia Management Advisors, Inc.
100 Federal Street
Boston MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Tax-Managed Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. (CMA) is a SEC registered investment advisor and wholly owned subsidiary of Bank of America, N.A. CMA is part of Columbia Management.

                       This page intentionally left blank.

--------------------------------------------------------------------------------
[Photo of eDELIVERY]                  Help your fund reduce printing and postage
                                      costs! Elect to get your shareholder
                                      reports by electronic delivery. With
                                      Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia
                                      Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

                                      Please note -- if you own your fund shares
                                      through a financial institution, contact
                                      the institution to see if it offers
                                      electronic delivery. If you own your fund
                                      shares through a retirement plan,
                                      electronic delivery may not be available
                                      to you.
--------------------------------------------------------------------------------

 COLUMBIA TAX-MANAGED FUNDS  SEMIANNUAL REPORT, APRIL 30, 2005    -------------
                                                                    PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                  Holliston, MA
                                                                  Permit NO. 20
                                                                  -------------

COLUMBIA MANAGEMENT(R)
(C)2005 COLUMBIA FUNDS DISTRIBUTOR, INC.
ONE FINANCIAL CENTER, BOSTON, MA 02111-2621
800.345.6611 WWW.COLUMBIAFUNDS.COM


                                               SHC-44/86255-0505 (06/05) 05/6060

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        Columbia Funds Trust I
            ------------------------------------------------------------------


By (Signature and Title)            /S/ Christopher L. Wilson
                        ------------------------------------------------------
                                    Christopher L. Wilson, President


Date                                June 27, 2005
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /S/ Christopher L. Wilson
                        ------------------------------------------------------
                                    Christopher L. Wilson, President


Date                                June 27, 2005
    --------------------------------------------------------------------------


By (Signature and Title)            /S/ J. Kevin Connaughton
                        ------------------------------------------------------
                                    J. Kevin Connaughton, Treasurer


Date                                June 27, 2005
    --------------------------------------------------------------------------